Schedule of Investments (unaudited) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.1%
Ampol Ltd.	14,063	$303,622
ANZ Group Holdings Ltd.	209,618	3,438,084
APA Group	76,671	407,877
Aristocrat Leisure Ltd.	42,183	1,102,091
ASX Ltd.	14,746	539,380
Aurizon Holdings Ltd.	137,482	307,399
BHP Group Ltd., Class DI	348,180	9,780,657
BlueScope Steel Ltd.	28,378	351,419
Brambles Ltd.	93,466	858,628
Cochlear Ltd.	4,363	714,586
Coles Group Ltd.	85,106	849,430
Commonwealth Bank of Australia	114,731	7,328,562
Computershare Ltd.	37,235	620,504
CSL Ltd.	32,440	5,226,182
Dexus	79,034	368,416
EBOS Group Ltd.	10,308	211,167
Endeavour Group Ltd.	107,538	363,078
Fortescue Metals Group Ltd.	122,292	1,625,633
Glencore PLC	718,908	4,093,828
Goodman Group	118,407	1,622,866
GPT Group	129,031	321,316
IDP Education Ltd.	21,452	293,575
IGO Ltd.	49,565	397,760
Insurance Australia Group Ltd.	155,067	562,513
Lendlease Corp. Ltd.	60,379	276,899
Lottery Corp. Ltd.	155,513	469,962
Macquarie Group Ltd.	26,047	2,789,323
Medibank Pvt Ltd.	241,303	532,587
Mineral Resources Ltd.	12,810	550,084
Mirvac Group	235,746	320,423
National Australia Bank Ltd.	210,824	3,913,808
Newcrest Mining Ltd.	59,268	933,858
Northern Star Resources Ltd.	84,440	560,703
Orica Ltd.	39,918	398,011
Origin Energy Ltd.	126,630	713,045
Pilbara Minerals Ltd.	164,196	447,957
Qantas Airways Ltd.(a)	53,113	175,830
QBE Insurance Group Ltd.	105,185	1,053,663
Ramsay Health Care Ltd.	12,189	404,558
REA Group Ltd.	3,131	309,225
Reece Ltd.	18,949	225,556
Rio Tinto Ltd.	24,965	1,800,671
Rio Tinto PLC	77,496	4,866,163
Santos Ltd.	217,149	1,094,654
Scentre Group	399,517	627,787
SEEK Ltd.	20,381	287,924
Sonic Healthcare Ltd.	30,007	572,982
South32 Ltd.	293,566	633,869
Stockland	142,150	355,769
Suncorp Group Ltd.	75,542	673,051
Telstra Group Ltd.	293,620	725,430
Transurban Group	205,529	1,670,058
Treasury Wine Estates Ltd.	48,546	383,351
Vicinity Ltd.	257,934	279,536
Washington H Soul Pattinson & Co. Ltd.	18,740	390,929
Wesfarmers Ltd.	75,831	2,566,422
Westpac Banking Corp.	234,295	3,167,094
WiseTech Global Ltd.	11,221	465,788

Security	Shares	Value

Australia (continued)
Woodside Energy Group Ltd.	127,264	$2,959,025
Woolworths Group Ltd.	83,738	2,004,787

		81,289,355

Austria — 0.1%
Erste Group Bank AG	23,186	800,772
OMV AG	9,141	436,616
Verbund AG	4,162	338,585
Voestalpine AG	8,881	241,788

		1,817,761

Belgium — 0.5%
Ageas SA/NV	9,563	393,866
Anheuser-Busch InBev SA	59,997	3,326,003
D’ieteren Group	1,225	206,527
Elia Group SA/NV	2,515	246,120
Groupe Bruxelles Lambert NV	6,898	513,282
KBC Group NV	17,468	1,087,498
Lotus Bakeries NV	27	219,517
Sofina SA	925	186,956
Solvay SA	4,759	525,913
UCB SA	8,912	729,975
Umicore SA	13,889	328,844
Warehouses De Pauw CVA	14,206	351,083

		8,115,584

Brazil — 1.1%
Ambev SA	304,175	793,334
Atacadao SA	57,685	102,137
B3 SA - Brasil Bolsa Balcao	376,554	920,681
Banco Bradesco SA	98,456	247,974
Banco BTG Pactual SA	89,066	550,533
Banco do Brasil SA	67,801	636,391
Banco Santander Brasil SA	25,605	132,697
BB Seguridade Participacoes SA	53,016	329,178
CCR SA	52,851	135,530
Centrais Eletricas Brasileiras SA	72,183	529,753
Cia de Saneamento Basico do Estado de Sao Paulo	21,664	263,034
Cia Siderurgica Nacional SA	38,838	93,801
Cosan SA	67,148	228,967
CPFL Energia SA	19,091	127,652
Energisa SA	7,713	71,736
Eneva SA(a)	70,481	169,102
Engie Brasil Energia SA	24,488	201,836
Equatorial Energia SA	71,459	455,775
Hapvida Participacoes e Investimentos SA(a)(b)	332,416	310,820
Hypera SA	36,235	267,732
Itausa SA	4,435	7,985
JBS S/A	44,372	159,337
Klabin SA	50,466	239,050
Localiza Rent a Car SA	61,122	712,080
Lojas Renner SA	59,690	159,124
Magazine Luiza SA(a)	169,648	71,551
Natura & Co. Holding SA(a)	93,751	271,561
Petroleo Brasileiro SA	249,128	1,877,920
PRIO SA(a)	42,661	399,235
Raia Drogasil SA	86,360	474,533
Rede D’Or Sao Luiz SA(b)	40,523	204,850
Rumo SA	94,600	429,474
Sendas Distribuidora S/A	131,135	317,236
Suzano SA	61,244	661,353
Telefonica Brasil SA	36,383	312,544
TIM SA	41,040	121,571

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
TOTVS SA	46,436	$249,430
Ultrapar Participacoes SA	45,628	170,201
Vale SA	228,944	3,078,063
Vibra Energia SA	77,463	291,572
WEG SA	117,918	850,859

		17,628,192

Canada — 7.5%
Agnico Eagle Mines Ltd.	33,093	1,503,773
Air Canada(a)(c)	13,677	195,148
Algonquin Power & Utilities Corp.(c)	52,297	309,566
Alimentation Couche-Tard, Inc.	55,303	2,808,615
AltaGas Ltd.(c)	16,709	320,463
ARC Resources Ltd.(c)	49,402	788,541
Bank of Montreal(c)	49,593	4,183,594
Bank of Nova Scotia(c)	83,110	3,725,188
Barrick Gold Corp.(c)	121,120	1,759,395
BCE, Inc.	4,874	186,061
Brookfield Asset Management Ltd., Class A	25,084	835,856
Brookfield Corp., Class A	94,791	2,963,942
BRP, Inc.(c)	3,536	267,650
CAE, Inc.(a)	25,050	584,823
Cameco Corp.	29,318	1,163,223
Canadian Apartment Properties REIT	5,093	169,035
Canadian Imperial Bank of Commerce	61,236	2,363,779
Canadian National Railway Co.	38,214	4,138,338
Canadian Natural Resources Ltd.	76,281	4,933,203
Canadian Pacific Kansas City Ltd.	62,603	4,653,340
Canadian Tire Corp. Ltd., Class A(c)	3,349	360,111
Canadian Utilities Ltd., Class A	7,661	161,878
CCL Industries, Inc., Class B	13,299	558,201
Cenovus Energy, Inc.(c)	96,222	2,003,430
CGI, Inc.(a)	15,029	1,481,379
Constellation Software, Inc.(c)	1,354	2,795,296
Descartes Systems Group, Inc.(a)	5,669	416,081
Dollarama, Inc.	19,362	1,333,993
Element Fleet Management Corp.	24,611	353,152
Emera, Inc.(c)	19,305	673,987
Empire Co. Ltd., Series 2020, Class A	13,424	365,188
Enbridge, Inc.	143,508	4,759,827
Fairfax Financial Holdings Ltd.	1,441	1,176,321
First Quantum Minerals Ltd.	43,224	1,021,210
FirstService Corp.(c)	2,427	353,012
Fortis, Inc.(c)	33,198	1,260,950
Franco-Nevada Corp.	12,890	1,720,849
George Weston Ltd.	5,719	634,237
GFL Environmental, Inc.	15,379	488,346
Gildan Activewear, Inc.(c)	13,811	387,105
Great-West Lifeco, Inc.	18,393	526,230
Hydro One Ltd.(b)(c)	22,519	573,316
iA Financial Corp., Inc.	6,622	415,383
IGM Financial, Inc.(c)	4,062	103,027
Imperial Oil Ltd.	14,693	905,000
Intact Financial Corp.	11,714	1,707,790
Ivanhoe Mines Ltd., Class A(a)(c)	38,741	332,005
Keyera Corp.(c)	23,291	546,843
Kinross Gold Corp.(c)	87,836	400,298
Loblaw Cos. Ltd.	10,695	908,671
Lundin Mining Corp.	38,227	285,102
Magna International, Inc.(c)	19,893	1,066,086
Manulife Financial Corp.	129,817	2,372,213
Metro, Inc.(c)	14,973	777,615

Security	Shares	Value

Canada (continued)
National Bank of Canada(c)	22,707	$1,508,450
Northland Power, Inc.	22,153	360,776
Nutrien Ltd.(c)	32,584	2,012,255
Nuvei Corp.(b)	3,298	49,461
Onex Corp.	4,171	245,147
Open Text Corp.	16,493	578,849
Pan American Silver Corp.(c)	24,338	352,281
Parkland Corp.	7,417	216,954
Pembina Pipeline Corp.(c)	38,608	1,160,869
Power Corp. of Canada(c)	39,141	996,500
Quebecor, Inc., Class B	9,595	205,640
RB Global, Inc.(c)	11,647	729,218
Restaurant Brands International, Inc.(c)	20,472	1,363,293
RioCan Real Estate Investment Trust	9,233	122,835
Rogers Communications, Inc., Class B(c)	24,909	956,381
Royal Bank of Canada	93,960	8,211,340
Saputo, Inc.	16,184	338,395
Shopify, Inc., Class A(a)	81,878	4,469,306
Stantec, Inc.(c)	7,410	480,798
Sun Life Financial, Inc.	40,516	1,976,805
Suncor Energy, Inc.	89,548	3,079,541
TC Energy Corp.(c)	69,339	2,384,557
Teck Resources Ltd., Class B(a)(c)	30,091	1,295,137
TELUS Corp.	30,289	494,614
TFI International, Inc.(c)	4,920	631,875
Thomson Reuters Corp.	10,409	1,273,373
TMX Group Ltd.(c)	19,820	425,949
Toromont Industries Ltd.	5,474	445,819
Toronto-Dominion Bank(c)	126,385	7,614,272
Tourmaline Oil Corp.	22,249	1,119,617
West Fraser Timber Co. Ltd.(c)	3,452	250,618
Wheaton Precious Metals Corp.	28,999	1,176,827
WSP Global, Inc.	8,915	1,258,241

		118,863,658

Chile — 0.1%
Antofagasta PLC	24,306	421,946
Banco de Chile	3,300,922	335,839
Banco de Credito e Inversiones SA	2,942	75,337
Banco Santander Chile	6,746,346	312,070
Cencosud SA	73,021	138,458
Cia Cervecerias Unidas SA	4,404	27,960
Cia Sud Americana de Vapores SA	1,681,449	100,851
Empresas CMPC SA	65,894	121,318
Empresas COPEC SA	39,808	282,215
Enel Americas SA(a)	1,282,819	147,273
Enel Chile SA	1,792,039	108,896
Falabella SA	52,829	118,044

		2,190,207

China — 8.2%
360 Security Technology, Inc., Class A(a)	73,500	99,065
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	44,280
3SBio, Inc.(b)	95,500	79,759
AAC Technologies Holdings, Inc.(c)	49,000	83,569
Advanced Micro-Fabrication Equipment, Inc. China, Class A	5,400	111,849
AECC Aviation Power Co. Ltd., Class A	7,600	38,737
Agricultural Bank of China Ltd., Class A	289,800	143,102
Agricultural Bank of China Ltd., Class H	2,241,000	833,347
Aier Eye Hospital Group Co. Ltd., Class A	27,670	68,565
Air China Ltd., Class A(a)	20,298	22,543

2

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Air China Ltd., Class H(a)	230,000	$154,893
Airtac International Group	8,371	254,333
Alibaba Group Holding Ltd.(a)	1,122,452	12,169,829
Alibaba Health Information Technology Ltd.(a)(c)	304,000	187,827
Aluminum Corp. of China Ltd., Class A	100,100	86,408
Aluminum Corp. of China Ltd., Class H	422,000	234,748
Angel Yeast Co. Ltd., Class A	6,000	27,726
Anhui Conch Cement Co. Ltd., Class A	17,700	63,417
Anhui Conch Cement Co. Ltd., Class H	89,500	236,786
Anhui Gujing Distillery Co. Ltd., Class A	1,500	56,058
Anhui Gujing Distillery Co. Ltd., Class B	8,500	142,466
ANTA Sports Products Ltd.	91,000	1,018,230
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,800	58,394
Autohome, Inc., ADR	3,727	113,114
AviChina Industry & Technology Co. Ltd., Class H	116,000	54,928
Baidu, Inc., Class A(a)	159,652	2,687,050
Bank of Beijing Co. Ltd., Class A	100,100	63,565
Bank of Chengdu Co. Ltd., Class A	6,800	12,869
Bank of China Ltd., Class A	314,400	162,654
Bank of China Ltd., Class H	5,461,000	1,902,492
Bank of Communications Co. Ltd., Class A	134,200	106,133
Bank of Communications Co. Ltd., Class H	518,700	313,287
Bank of Hangzhou Co. Ltd., Class A	70,800	108,605
Bank of Jiangsu Co. Ltd., Class A	54,240	53,497
Bank of Nanjing Co. Ltd., Class A	57,500	63,510
Bank of Ningbo Co. Ltd., Class A	28,160	104,230
Bank of Shanghai Co. Ltd., Class A	76,510	64,742
Baoshan Iron & Steel Co. Ltd., Class A	75,798	63,395
BeiGene Ltd.(a)	52,269	721,151
Beijing Capital International Airport Co. Ltd., Class H(a)	100,000	46,247
Beijing Enterprises Holdings Ltd.	62,500	214,967
Beijing Kingsoft Office Software, Inc., Class A	3,403	173,459
Beijing Tongrentang Co. Ltd., Class A	5,500	41,288
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,699	44,217
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	246,900	174,013
Bilibili, Inc., Class Z(a)	17,519	241,427
BOC Hong Kong Holdings Ltd.	242,500	661,994
BOE Technology Group Co. Ltd., Class A	158,600	84,056
Budweiser Brewing Co. APAC Ltd.(b)	114,100	224,231
BYD Co. Ltd., Class A	6,700	219,311
BYD Co. Ltd., Class H	70,500	2,172,120
BYD Electronic International Co. Ltd.	62,500	283,935
Cambricon Technologies Corp. Ltd., Class A(a)	5,761	98,384
Canmax Technologies Co. Ltd., Class A	12,870	45,528
CGN Power Co. Ltd., Class H(b)	675,000	174,744
Changchun High & New Technology Industry Group, Inc., Class A	2,200	42,091
Chaozhou Three-Circle Group Co. Ltd., Class A	6,900	29,360
China Cinda Asset Management Co. Ltd., Class H	522,000	52,440
China CITIC Bank Corp. Ltd., Class H	547,000	253,836
China Coal Energy Co. Ltd., Class H	194,000	151,893
China Communications Services Corp. Ltd., Class H	138,000	57,898
China Conch Venture Holdings Ltd.	96,000	81,712
China Construction Bank Corp., Class H	6,661,000	3,744,493
China CSSC Holdings Ltd., Class A	30,600	117,017
China Energy Engineering Corp. Ltd., Class A	19,100	5,925
China Everbright Bank Co. Ltd., Class A	806,300	267,720
China Feihe Ltd.(b)	213,000	125,156
China Galaxy Securities Co. Ltd., Class A	57,500	87,228
China Galaxy Securities Co. Ltd., Class H	413,500	212,671

Security	Shares	Value

China (continued)
China Hongqiao Group Ltd.	133,000	$129,512
China International Capital Corp. Ltd., Class A	6,800	35,052
China International Capital Corp. Ltd., Class H(b)	158,400	289,125
China Life Insurance Co. Ltd., Class A	7,300	36,479
China Life Insurance Co. Ltd., Class H	474,000	734,529
China Literature Ltd.(a)(b)	21,400	77,905
China Longyuan Power Group Corp. Ltd., Class H	323,000	280,130
China Medical System Holdings Ltd.	81,000	122,253
China Meidong Auto Holdings Ltd.	36,000	19,671
China Mengniu Dairy Co. Ltd.	236,000	787,189
China Merchants Bank Co. Ltd., Class A	106,500	484,926
China Merchants Bank Co. Ltd., Class H	279,078	1,158,621
China Merchants Energy Shipping Co. Ltd., Class A	133,700	117,811
China Merchants Securities Co. Ltd., Class A	26,300	50,637
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	56,261
China Minsheng Banking Corp. Ltd., Class A	159,000	83,693
China Minsheng Banking Corp. Ltd., Class H	361,180	123,381
China National Building Material Co. Ltd., Class H	228,000	119,240
China National Nuclear Power Co. Ltd., Class A	127,500	127,769
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,700	23,061
China Oilfield Services Ltd., Class H	182,000	217,808
China Overseas Land & Investment Ltd.	245,500	507,254
China Overseas Property Holdings Ltd.	85,000	95,662
China Pacific Insurance Group Co. Ltd., Class A	27,600	109,029
China Pacific Insurance Group Co. Ltd., Class H	208,400	518,807
China Petroleum & Chemical Corp., Class A	186,500	155,206
China Petroleum & Chemical Corp., Class H	1,596,400	868,258
China Railway Group Ltd., Class A	122,200	114,861
China Railway Group Ltd., Class H	230,000	118,284
China Resources Cement Holdings Ltd.	122,000	31,187
China Resources Gas Group Ltd.	94,200	275,447
China Resources Land Ltd.	207,111	822,467
China Resources Mixc Lifestyle Services Ltd.(b)	55,000	221,383
China Resources Pharmaceutical Group Ltd.(b)	170,000	112,628
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	16,900	116,076
China Ruyi Holdings Ltd.(a)	596,000	153,956
China Shenhua Energy Co. Ltd., Class A	31,800	136,482
China Shenhua Energy Co. Ltd., Class H	254,000	821,887
China Southern Airlines Co. Ltd., Class A(a)	136,100	114,665
China Southern Airlines Co. Ltd., Class H(a)	152,000	73,702
China State Construction Engineering Corp. Ltd., Class A	145,500	110,645
China State Construction International Holdings Ltd.	188,000	197,513
China Three Gorges Renewables Group Co. Ltd., Class A	116,800	76,636
China Tourism Group Duty Free Corp. Ltd., Class A	7,000	102,578
China Tourism Group Duty Free Corp. Ltd., Class H(b)	5,500	72,656
China Tower Corp. Ltd., Class H(b)	2,650,000	253,155
China United Network Communications Ltd., Class A	225,300	152,355
China Vanke Co. Ltd., Class A	62,901	113,409
China Vanke Co. Ltd., Class H	86,200	94,819
China Yangtze Power Co. Ltd., Class A	90,600	276,710
China Zheshang Bank Co. Ltd., Class A	257,920	90,673
Chinasoft International Ltd.	150,000	106,408
Chongqing Changan Automobile Co. Ltd., Class A	55,510	102,985
Chongqing Zhifei Biological Products Co. Ltd., Class A	5,550	37,047
Chow Tai Fook Jewellery Group Ltd.(c)	165,800	248,932

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
CITIC Ltd.	477,000	$436,627
CITIC Securities Co. Ltd., Class A	36,915	110,356
CITIC Securities Co. Ltd., Class H	171,450	346,120
CMOC Group Ltd., Class A	169,700	138,156
CMOC Group Ltd., Class H(c)	213,000	135,886
Contemporary Amperex Technology Co. Ltd., Class A	20,700	578,750
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	12,400	22,974
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	38,000	41,365
COSCO SHIPPING Holdings Co. Ltd., Class A	70,377	94,773
COSCO SHIPPING Holdings Co. Ltd., Class H	179,350	183,320
Country Garden Holdings Co. Ltd.(a)(c)	447,270	51,571
Country Garden Services Holdings Co. Ltd.	107,000	109,274
CRRC Corp. Ltd., Class A	206,600	165,492
CRRC Corp. Ltd., Class H	309,000	148,906
CSC Financial Co. Ltd., Class A	17,500	59,301
CSPC Pharmaceutical Group Ltd.	690,400	504,919
Daqin Railway Co. Ltd., Class A	53,300	53,273
Daqo New Energy Corp., ADR(a)(c)	4,761	144,115
Dongfeng Motor Group Co. Ltd., Class H	138,000	54,286
Dongyue Group Ltd.	93,000	69,646
East Buy Holding Ltd.(a)(b)(c)	26,000	122,088
East Money Information Co. Ltd., Class A	86,250	181,126
Ecovacs Robotics Co. Ltd., Class A	1,800	12,026
ENN Energy Holdings Ltd.	50,400	415,306
Eve Energy Co. Ltd., Class A	4,600	28,591
Everbright Securities Co. Ltd., Class A	28,900	66,376
Fangda Carbon New Material Co. Ltd., Class A(a)	10,420	8,269
Flat Glass Group Co. Ltd., Class A	18,000	70,029
Flat Glass Group Co. Ltd., Class H	16,000	35,795
Focus Media Information Technology Co. Ltd., Class A	37,300	36,620
Foshan Haitian Flavouring & Food Co. Ltd., Class A	28,572	149,795
Fosun International Ltd.	131,500	82,781
Founder Securities Co. Ltd., Class A	33,200	33,828
Foxconn Industrial Internet Co. Ltd., Class A	36,800	99,893
Futu Holdings Ltd., ADR(a)(c)	4,810	278,066
Fuyao Glass Industry Group Co. Ltd., Class A	13,000	65,957
Fuyao Glass Industry Group Co. Ltd., Class H(b)	38,800	177,483
Ganfeng Lithium Group Co. Ltd., Class A	10,780	66,232
Ganfeng Lithium Group Co. Ltd., Class H(b)	29,040	118,590
GD Power Development Co. Ltd., Class A	235,600	118,814
GDS Holdings Ltd., Class A(a)	52,272	71,715
Geely Automobile Holdings Ltd.	403,000	472,608
Genscript Biotech Corp.(a)	68,000	178,031
GF Securities Co. Ltd., Class A	12,900	26,046
GF Securities Co. Ltd., Class H	93,600	125,058
GigaDevice Semiconductor, Inc., Class A	980	13,277
Ginlong Technologies Co. Ltd., Class A	4,800	51,784
GoerTek, Inc., Class A	17,700	38,334
Gotion High-tech Co. Ltd., Class A(a)	16,100	51,374
Great Wall Motor Co. Ltd., Class A	13,605	48,199
Great Wall Motor Co. Ltd., Class H	156,000	184,986
Gree Electric Appliances, Inc. of Zhuhai, Class A	9,100	45,442
Greentown China Holdings Ltd.	83,500	86,345
Guangdong Haid Group Co. Ltd., Class A	10,700	66,419
Guangzhou Automobile Group Co. Ltd., Class A	19,900	27,427
Guangzhou Automobile Group Co. Ltd., Class H	176,400	86,933
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,700	39,681

Security	Shares	Value

China (continued)
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,200	$26,749
Guosen Securities Co. Ltd., Class A	25,900	32,823
Guotai Junan Securities Co. Ltd., Class A	55,544	111,144
H World Group Ltd., ADR(a)(c)	12,752	502,811
Haidilao International Holding Ltd.(b)	143,000	381,286
Haier Smart Home Co. Ltd., Class A	41,800	135,989
Haier Smart Home Co. Ltd., Class H	199,000	621,987
Haitian International Holdings Ltd.	51,000	107,653
Haitong Securities Co. Ltd., Class A	45,000	61,589
Haitong Securities Co. Ltd., Class H	173,200	103,553
Hangzhou First Applied Material Co. Ltd., Class A	21,756	85,679
Hangzhou Silan Microelectronics Co. Ltd., Class A	15,700	52,529
Hansoh Pharmaceutical Group Co. Ltd.(b)	56,000	76,026
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	53,625
Hengan International Group Co. Ltd.	39,000	124,084
Hengli Petrochemical Co. Ltd., Class A(a)	26,600	52,613
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,600	94,897
Hoshine Silicon Industry Co. Ltd., Class A	3,800	31,565
Hoyuan Green Energy Co. Ltd., Class A	10,480	60,206
Hua Hong Semiconductor Ltd.(a)(b)	32,000	80,462
Huadian Power International Corp. Ltd., Class A	158,200	111,650
Huadong Medicine Co. Ltd., Class A	26,900	156,080
Huaibei Mining Holdings Co. Ltd., Class A	1,400	2,687
Hualan Biological Engineering, Inc., Class A	10,800	32,909
Huaneng Power International, Inc., Class A(a)	97,400	105,046
Huaneng Power International, Inc., Class H(a)	460,000	222,586
Huatai Securities Co. Ltd., Class A	31,600	68,883
Huatai Securities Co. Ltd., Class H(b)	84,000	107,100
Huaxia Bank Co. Ltd., Class A	132,899	104,333
Huayu Automotive Systems Co. Ltd., Class A	8,300	21,410
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,000	138,550
Hunan Valin Steel Co. Ltd., Class A	214,100	175,847
Hundsun Technologies, Inc., Class A	22,200	99,233
Hygeia Healthcare Holdings Co. Ltd.(b)	21,600	120,859
Iflytek Co. Ltd., Class A	8,600	59,951
Imeik Technology Development Co. Ltd., Class A	1,400	75,202
Industrial & Commercial Bank of China Ltd., Class A	246,700	158,356
Industrial & Commercial Bank of China Ltd., Class H	4,343,000	2,083,080
Industrial Bank Co. Ltd., Class A	73,700	165,041
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	191,700	45,296
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	70,836
Inner Mongolia Yitai Coal Co. Ltd., Class B(a)	60,200	84,298
Innovent Biologics, Inc.(a)(b)	70,000	340,010
iQIYI, Inc., ADR(a)(c)	11,889	56,354
JA Solar Technology Co. Ltd., Class A	18,424	64,862
JD Health International, Inc.(a)(b)	69,600	357,665
JD Logistics, Inc.(a)(b)	116,400	147,186
JD.com, Inc., Class A	157,596	2,292,837
Jiangsu Eastern Shenghong Co. Ltd., Class A	43,500	69,086
Jiangsu Expressway Co. Ltd., Class H	158,000	142,514
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	57,938
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	21,312	131,882
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,200	92,717
Jiangsu Zhongtian Technology Co. Ltd., Class A	45,000	91,888
Jiangxi Copper Co. Ltd., Class A	43,400	114,783
Jiangxi Copper Co. Ltd., Class H	68,000	106,069

4

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Jinko Solar Co. Ltd., Class	92,005	$127,953
Jiumaojiu International Holdings Ltd.(b)	34,000	46,009
Kanzhun Ltd., ADR(a)(c)	12,811	194,343
KE Holdings, Inc., ADR(c)	43,487	674,918
Kingboard Holdings Ltd.	36,500	81,754
Kingdee International Software Group Co. Ltd.(a)	260,000	318,207
Kingsoft Corp. Ltd.	92,400	332,947
Kuaishou Technology(a)(b)	169,800	1,350,879
Kunlun Energy Co. Ltd.	268,000	230,629
Kweichow Moutai Co. Ltd., Class A	5,516	1,369,321
Lenovo Group Ltd.	458,000	469,602
Lens Technology Co. Ltd., Class A	12,300	20,768
Li Auto, Inc., Class A(a)(c)	78,046	1,392,780
Li Ning Co. Ltd.	171,500	716,129
Lingyi iTech Guangdong Co., Class A	7,000	5,491
Longfor Group Holdings Ltd.(b)	91,500	163,566
LONGi Green Energy Technology Co. Ltd., Class A	27,216	102,204
Lufax Holding Ltd., ADR	63,450	67,257
Luxshare Precision Industry Co. Ltd., Class A	53,229	218,525
Luzhou Laojiao Co. Ltd., Class A	4,900	146,707
Mango Excellent Media Co. Ltd., Class A	11,800	45,919
Maxscend Microelectronics Co. Ltd., Class A	3,744	59,987
Meituan, Class B(a)(b)	340,130	4,923,787
Metallurgical Corp. of China Ltd., Class A	138,300	69,755
Microport Scientific Corp.(a)	37,000	55,643
MINISO Group Holding Ltd., ADR(c)	8,632	223,569
Minth Group Ltd.	88,000	226,183
Montage Technology Co. Ltd., Class A	11,000	74,964
Muyuan Foods Co. Ltd., Class A	19,046	99,098
NARI Technology Co. Ltd., Class A	26,265	79,989
NAURA Technology Group Co. Ltd., Class A	4,500	149,031
NetEase, Inc.	131,025	2,627,214
New China Life Insurance Co. Ltd., Class A	7,700	39,054
New China Life Insurance Co. Ltd., Class H	66,500	159,500
New Hope Liuhe Co. Ltd., Class A(a)	12,700	19,181
New Oriental Education & Technology Group, Inc.(a)	121,020	716,189
Ninestar Corp., Class A	18,700	66,318
Ningbo Tuopu Group Co. Ltd., Class A	15,200	155,460
Ningxia Baofeng Energy Group Co. Ltd., Class A	70,800	139,105
NIO, Inc., ADR(a)(c)	91,734	829,275
Nongfu Spring Co. Ltd., Class H(b)	135,800	778,826
Orient Securities Co. Ltd., Class A	34,368	45,413
Ovctek China, Inc., Class A	10,800	38,077
PDD Holdings, Inc., ADR(a)(c)	39,890	3,912,012
People’s Insurance Co. Group of China Ltd., Class H	496,000	177,436
PetroChina Co. Ltd., Class H	1,462,000	1,095,670
PICC Property & Casualty Co. Ltd., Class H	498,298	638,065
Ping An Bank Co. Ltd., Class A	69,600	107,395
Ping An Healthcare & Technology Co. Ltd.(a)(b)	25,800	60,036
Ping An Insurance Group Co. of China Ltd., Class A	49,000	326,941
Ping An Insurance Group Co. of China Ltd., Class H(c)	448,500	2,543,733
Poly Developments & Holdings Group Co. Ltd., Class A	43,000	75,498
Pop Mart International Group Ltd.(b)	41,400	121,775
Postal Savings Bank of China Co. Ltd., Class A	132,700	90,694
Postal Savings Bank of China Co. Ltd., Class H(b)	758,000	381,689
Power Construction Corp. of China Ltd., Class A	63,300	46,531
Qifu Technology, Inc.	5,031	77,276
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	33,700	79,468
Rongsheng Petrochemical Co. Ltd., Class A	35,850	58,649

Security	Shares	Value

China (continued)
SAIC Motor Corp. Ltd., Class A	30,300	$61,711
Sangfor Technologies, Inc., Class A(a)	3,500	44,823
Sany Heavy Equipment International Holdings Co. Ltd.	56,000	88,250
Sany Heavy Industry Co. Ltd., Class A	32,700	71,488
SDIC Power Holdings Co. Ltd., Class A	89,900	145,004
Seazen Holdings Co. Ltd., Class A(a)	17,500	32,092
Seres Group Co. Ltd., Class A(a)	25,600	197,211
SF Holding Co. Ltd., Class A	15,900	89,431
SG Micro Corp., Class A	4,875	51,948
Shaanxi Coal Industry Co. Ltd., Class A	35,600	90,317
Shandong Gold Mining Co. Ltd., Class A	29,204	100,179
Shandong Gold Mining Co. Ltd., Class H(b)	74,750	140,641
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	35,800	172,969
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	8,600	37,884
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	150,400	131,797
Shanghai Baosight Software Co. Ltd., Class A	80	496
Shanghai Baosight Software Co. Ltd., Class B	74,568	157,151
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	41,451
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	18,000	42,094
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	13,668	89,622
Shanghai International Airport Co. Ltd., Class A(a)	11,200	58,402
Shanghai M&G Stationery, Inc., Class A	35,200	176,169
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	96,534
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	92,720
Shanghai Putailai New Energy Technology Co. Ltd., Class A	13,630	54,805
Shanxi Coal International Energy Group Co. Ltd., Class A	1,000	2,584
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,600	184,993
Shengyi Technology Co. Ltd., Class A	17,700	37,323
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	76,118
Shenzhen Dynanonic Co. Ltd., Class A	960	10,113
Shenzhen Inovance Technology Co. Ltd., Class A	9,750	89,181
Shenzhen International Holdings Ltd.	220,000	135,384
Shenzhen Kangtai Biological Products Co. Ltd., Class A(a)	7,520	30,238
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	159,930
Shenzhen Transsion Holdings Co. Ltd., Class A	6,290	126,103
Shenzhou International Group Holdings Ltd.	51,400	488,795
Sichuan Chuantou Energy Co. Ltd., Class A	136,000	275,832
Sichuan Road and Bridge Group Co. Ltd., Class A	98,280	116,750
Silergy Corp.	25,000	236,971
Sinopharm Group Co. Ltd., Class H	79,600	230,786
Sinotruk Hong Kong Ltd.	34,500	66,348
Smoore International Holdings Ltd.(b)	96,000	86,675
Sungrow Power Supply Co. Ltd., Class A	11,500	141,097
Sunny Optical Technology Group Co. Ltd.	47,800	331,266
Sunwoda Electronic Co. Ltd., Class A	15,800	36,711
Suzhou Maxwell Technologies Co. Ltd., Class A	3,040	52,927
TAL Education Group, ADR(a)	19,208	174,985
TBEA Co. Ltd., Class A	47,450	96,736

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
TCL Technology Group Corp., Class A(a)	86,020	$48,240
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	22,625	72,497
Tencent Holdings Ltd.	456,300	17,687,982
Tencent Music Entertainment Group, ADR(a)	46,714	298,035
Thunder Software Technology Co. Ltd., Class A	6,000	62,865
Tianqi Lithium Corp., Class A	5,600	42,342
Tingyi Cayman Islands Holding Corp.	118,000	164,848
Tongcheng Travel Holdings Ltd.(a)	135,600	296,596
Tongwei Co. Ltd., Class A	28,200	124,969
Topchoice Medical Corp., Class A(a)	900	10,924
Topsports International Holdings Ltd.(b)	81,000	61,239
TravelSky Technology Ltd., Class H	59,000	101,736
Trina Solar Co. Ltd., Class A	13,277	55,830
Trip.com Group Ltd.(a)	36,872	1,299,610
Tsingtao Brewery Co. Ltd., Class H	42,000	342,005
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	6,859	82,101
Uni-President China Holdings Ltd.	82,000	57,592
Unisplendour Corp. Ltd., Class A(a)	20,160	65,215
Vipshop Holdings Ltd., ADR(a)(c)	23,920	382,959
Walvax Biotechnology Co. Ltd., Class A	8,600	27,772
Wanhua Chemical Group Co. Ltd., Class A	14,700	178,709
Want Want China Holdings Ltd.	320,000	208,563
Weibo Corp., ADR	2,166	27,162
Weichai Power Co. Ltd., Class A	33,300	57,224
Weichai Power Co. Ltd., Class H	115,800	156,956
Wens Foodstuffs Group Co. Ltd., Class A	20,160	48,122
Will Semiconductor Co. Ltd. Shanghai, Class A	5,535	70,879
Wilmar International Ltd.	143,800	391,321
Wingtech Technology Co. Ltd., Class A(a)	4,238	25,407
Wuchan Zhongda Group Co. Ltd., Class A	25,699	16,729
Wuliangye Yibin Co. Ltd., Class A	22,300	480,989
WuXi AppTec Co. Ltd., Class A	12,936	153,878
WuXi AppTec Co. Ltd., Class H(b)	21,041	250,916
Wuxi Biologics Cayman, Inc.(a)(b)	252,500	1,467,494
XCMG Construction Machinery Co. Ltd., Class A	159,700	139,762
Xiaomi Corp., Class B(a)(b)	1,073,200	1,681,282
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	64,400	81,497
Xinyi Solar Holdings Ltd.	292,000	217,061
XPeng, Inc., Class A(a)	67,834	619,828
Xtep International Holdings Ltd.	172,500	158,884
Yadea Group Holdings Ltd.(b)	68,000	125,922
Yankuang Energy Group Co. Ltd., Class A	8,850	24,597
Yankuang Energy Group Co. Ltd., Class H(c)	153,000	288,628
Yealink Network Technology Corp. Ltd., Class A	34,700	169,840
Yihai International Holding Ltd.	23,000	39,462
Yihai Kerry Arawana Holdings Co. Ltd., Class A	12,100	57,220
Yonyou Network Technology Co. Ltd., Class A	7,800	17,837
Yum China Holdings, Inc.(c)	29,075	1,620,059
Yunnan Baiyao Group Co. Ltd., Class A	12,460	91,202
Yunnan Energy New Material Co. Ltd., Class A	2,300	18,962
Zai Lab Ltd.(a)	73,650	180,227
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	60,472
Zhaojin Mining Industry Co. Ltd., Class H	62,000	85,471
Zhejiang Chint Electrics Co. Ltd., Class A	8,900	28,525
Zhejiang Expressway Co. Ltd., Class H	54,000	40,181
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,770	19,491
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	14,200	92,997

Security	Shares	Value

China (continued)
Zhejiang NHU Co. Ltd., Class A	11,060	$24,659
Zheshang Securities Co. Ltd., Class A	44,700	61,923
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	42,400	124,291
Zhongji Innolight Co. Ltd., Class A	2,800	44,740
Zhongsheng Group Holdings Ltd.	36,500	102,196
Zhongtai Securities Co. Ltd., Class A	42,200	41,191
Zhuzhou CRRC Times Electric Co. Ltd., Class A	1,831	10,004
Zhuzhou CRRC Times Electric Co. Ltd., Class H	28,400	98,092
Zijin Mining Group Co. Ltd., Class A	62,900	104,726
Zijin Mining Group Co. Ltd., Class H	418,000	633,687
ZTE Corp., Class H	14,400	43,332
ZTO Express Cayman, Inc., ADR(c)	26,891	649,955

		131,237,395

Colombia — 0.0%
Bancolombia SA	25,868	195,339
Interconexion Electrica SA ESP	24,518	89,658

		284,997

Czech Republic — 0.0%
CEZ A/S	10,279	436,588
Komercni Banka A/S	3,800	110,485
Moneta Money Bank A/S(b)	25,594	92,956

		640,029

Denmark — 2.1%
AP Moller - Maersk A/S, Class A	185	327,394
AP Moller - Maersk A/S, Class B	346	622,418
Carlsberg A/S, Class B	6,943	875,408
Chr Hansen Holding A/S	6,994	427,844
Coloplast A/S, Class B	9,671	1,023,356
Danske Bank A/S	49,258	1,143,080
Demant A/S(a)	6,675	275,619
DSV A/S	13,701	2,553,054
Genmab A/S(a)	4,320	1,529,498
Novo Nordisk A/S, Class B	222,195	20,231,117
Novozymes A/S, B Shares	14,096	567,151
Orsted A/S(b)	13,110	713,226
Pandora A/S	6,009	620,076
ROCKWOOL A/S, B Shares	484	116,976
Tryg A/S	19,701	360,516
Vestas Wind Systems A/S(a)	70,028	1,498,171

		32,884,904

Egypt — 0.0%
Commercial International Bank Egypt SAE	101,009	139,587

Finland — 0.7%
Elisa OYJ	8,704	403,632
Fortum OYJ	27,525	319,209
Kesko OYJ, B Shares	19,320	346,142
Kone OYJ, Class B	23,786	1,002,343
Metso OYJ	40,770	427,549
Neste OYJ	29,502	999,192
Nokia OYJ	369,388	1,388,925
Nordea Bank Abp	218,188	2,392,154
Orion OYJ, Class B	6,376	250,487
Sampo OYJ, A Shares	32,460	1,403,294
Stora Enso OYJ, Class R, R Shares	44,201	553,987
UPM-Kymmene OYJ	37,832	1,295,400
Wartsila OYJ Abp	30,149	341,707

		11,124,021

France — 7.4%
Accor SA	12,383	416,495

6

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Aeroports de Paris	1,891	$223,008
Air Liquide SA	35,738	6,019,405
Airbus SE	40,592	5,433,177
Alstom SA	19,985	474,987
Amundi SA(b)	4,353	244,494
Arkema SA	3,308	325,642
AXA SA	123,379	3,660,514
BioMerieux	2,046	197,931
BNP Paribas SA	73,878	4,697,627
Bollore SE	63,891	342,916
Bouygues SA	12,410	433,911
Bureau Veritas SA	17,584	436,015
Capgemini SE	11,154	1,946,304
Carrefour SA	37,606	645,887
Cie de Saint-Gobain	32,029	1,916,948
Cie Generale des Etablissements Michelin SCA	46,742	1,430,630
Covivio SA	2,326	103,174
Credit Agricole SA	75,961	933,925
Danone SA	43,365	2,391,915
Dassault Aviation SA	1,421	267,645
Dassault Systemes SE	45,153	1,677,092
Edenred	17,259	1,079,654
Eiffage SA	4,993	473,924
Engie SA	125,906	1,930,914
EssilorLuxottica SA	20,318	3,534,227
Eurazeo SE	4,292	255,396
Gecina SA	3,982	405,997
Getlink SE	26,306	419,368
Hermes International	2,119	3,862,571
Ipsen SA	3,535	463,162
Kering SA	4,951	2,249,550
Klepierre SA	17,639	431,901
La Francaise des Jeux SAEM(b)	6,066	197,022
Legrand SA	17,939	1,648,348
L’Oreal SA	16,385	6,790,142
LVMH Moet Hennessy Louis Vuitton SE	18,875	14,247,424
Orange SA	129,288	1,482,968
Pernod Ricard SA	13,793	2,296,395
Publicis Groupe SA	16,101	1,218,727
Remy Cointreau SA	1,537	187,385
Renault SA	10,718	438,543
Safran SA	22,874	3,584,565
Sanofi	76,942	8,261,666
Sartorius Stedim Biotech	2,097	498,883
Schneider Electric SE	37,497	6,179,208
SEB SA	2,025	188,906
Societe Generale SA	52,657	1,274,173
Sodexo SA	5,562	572,594
Teleperformance	4,205	527,965
Thales SA	7,327	1,029,759
TotalEnergies SE	157,330	10,344,340
Unibail-Rodamco-Westfield(a)	8,442	415,139
Valeo	13,865	237,923
Veolia Environnement SA	46,290	1,338,066
Vinci SA	35,786	3,959,042
Vivendi SE	56,926	498,564
Wendel SE	1,358	107,343
Worldline SA(a)(b)	14,084	395,356

		117,246,752

Germany — 4.9%
Adidas AG	10,669	1,871,434
Allianz SE, Registered Shares	27,493	6,542,677

Security	Shares	Value

Germany (continued)
BASF SE	60,114	$2,721,057
Bayer AG, Registered Shares	68,483	3,288,854
Bayerische Motoren Werke AG	22,096	2,244,227
Bechtle AG	4,686	218,228
Beiersdorf AG	7,058	910,405
Brenntag SE	10,026	775,779
Carl Zeiss Meditec AG	2,299	200,410
Commerzbank AG	84,058	954,003
Continental AG, Class A	6,673	468,859
Covestro AG(a)(b)	12,421	667,938
Daimler Truck Holding AG	33,207	1,149,767
Delivery Hero SE(a)(b)	11,292	322,426
Deutsche Bank AG, Registered Shares	131,402	1,444,143
Deutsche Boerse AG	13,171	2,274,589
Deutsche Lufthansa AG, Registered Shares(a)	48,591	384,520
Deutsche Post AG, Registered Shares	66,699	2,706,347
Deutsche Telekom AG, Registered Shares	223,152	4,681,013
E.ON SE	150,990	1,785,609
Evonik Industries AG	19,058	347,621
Fresenius Medical Care AG & Co. KGaA	13,963	600,297
Fresenius SE & Co. KGaA	28,414	882,545
GEA Group AG	9,011	332,095
Hannover Rueck SE	5,144	1,128,690
Heidelberg Materials AG	9,223	714,325
HelloFresh SE(a)	9,190	273,076
Henkel AG & Co. KGaA	6,859	432,471
Infineon Technologies AG	86,848	2,876,470
Knorr-Bremse AG	4,878	309,252
LEG Immobilien SE(a)	4,537	311,997
Mercedes-Benz Group AG, Registered Shares	57,559	4,005,918
Merck KGaA	9,172	1,529,040
MTU Aero Engines AG	3,904	707,051
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	9,401	3,661,243
Nemetschek SE	3,453	210,145
Puma SE	6,996	432,579
Rational AG	571	361,274
Rheinmetall AG	3,013	775,098
RWE AG	40,829	1,515,564
SAP SE	71,378	9,239,313
Scout24 SE(b)	4,929	341,770
Siemens AG, Registered Shares	51,623	7,377,372
Siemens Energy AG(a)(c)	35,299	460,041
Siemens Healthineers AG(b)	17,697	895,147
Symrise AG, Class A	9,224	878,114
Talanx AG(a)	5,602	354,550
Telefonica Deutschland Holding AG	78,736	140,825
Volkswagen AG	1,951	256,220
Vonovia SE	46,232	1,107,640
Wacker Chemie AG	1,348	192,493
Zalando SE(a)(b)	18,139	403,019

		78,665,540

Greece — 0.1%
Alpha Services & Holdings SA(a)	109,264	144,494
Eurobank Ergasias Services & Holdings SA(a)	150,627	231,680
FF Group(a)(d)	205	—
Hellenic Telecommunications Organization SA	12,770	186,258
JUMBO SA	11,686	321,231
Motor Oil Hellas Corinth Refineries SA	6,293	159,279
Mytilineos SA	6,370	234,465
National Bank of Greece SA(a)	33,305	187,501
OPAP SA	11,603	194,254

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Greece (continued)
Piraeus Financial Holdings SA(a)	45,884	$135,415
Public Power Corp. SA(a)	12,105	121,286

		1,915,863

Hong Kong — 1.6%
AIA Group Ltd.	783,600	6,337,085
Akeso, Inc.(a)(b)	28,000	128,314
Beijing Enterprises Water Group Ltd.	232,000	50,497
Bosideng International Holdings Ltd.	234,000	100,451
C&D International Investment Group Ltd.	63,000	152,689
China Common Rich Renewable Energy Investments Ltd.(d)	11,997	—
China Everbright Environment Group Ltd.	574,629	197,462
China Gas Holdings Ltd.	181,000	170,613
China Jinmao Holdings Group Ltd.	192,000	24,685
China Merchants Port Holdings Co. Ltd.	65,720	81,692
China Power International Development Ltd.	424,000	153,716
China Resources Beer Holdings Co. Ltd.	126,000	688,267
China Resources Power Holdings Co. Ltd.	120,000	228,320
China Taiping Insurance Holdings Co. Ltd.	72,672	71,972
China Traditional Chinese Medicine Holdings Co. Ltd.	178,000	82,920
CK Asset Holdings Ltd.	150,508	790,557
CK Hutchison Holdings Ltd.	193,508	1,027,351
CK Infrastructure Holdings Ltd.	41,500	195,811
CLP Holdings Ltd.	121,500	897,141
COSCO SHIPPING Ports Ltd.	134,000	87,295
ESR Group Ltd.(b)	124,200	173,627
Far East Horizon Ltd.	141,000	101,425
Galaxy Entertainment Group Ltd.	133,000	795,822
GCL Technology Holdings Ltd.	1,362,000	252,532
Guangdong Investment Ltd.	164,000	124,999
Hang Lung Properties Ltd.	199,000	272,263
Hang Seng Bank Ltd.	56,700	703,504
Henderson Land Development Co. Ltd.	97,800	256,818
HKT Trust & HKT Ltd., Class SS	222,900	232,433
Hong Kong & China Gas Co. Ltd.	676,176	470,474
Hong Kong Exchanges & Clearing Ltd.	77,194	2,864,882
Hongkong Land Holdings Ltd.(c)	77,800	277,459
Jardine Matheson Holdings Ltd.	12,000	556,098
Kingboard Laminates Holdings Ltd.	42,500	29,994
Link REIT	169,040	826,526
MTR Corp. Ltd.	92,500	365,413
New World Development Co. Ltd.	144,166	279,523
Nine Dragons Paper Holdings Ltd.	196,000	109,937
Orient Overseas International Ltd.	10,000	133,194
Power Assets Holdings Ltd.	104,500	504,683
Sino Biopharmaceutical Ltd.	643,750	231,720
Sino Land Co. Ltd.	240,800	270,812
SITC International Holdings Co. Ltd.	78,000	130,869
Sun Hung Kai Properties Ltd.	92,000	981,636
Swire Pacific Ltd., Class A	38,500	259,317
Swire Properties Ltd.	79,200	164,714
Techtronic Industries Co., Ltd.	87,500	844,689
Vinda International Holdings Ltd.	31,000	74,266
WH Group Ltd.(b)	531,000	277,935
Wharf Real Estate Investment Co. Ltd.	134,000	516,427
Xinyi Glass Holdings Ltd.(c)	136,000	175,246
Yuexiu Property Co. Ltd.	135,000	155,179

		24,881,254

Security	Shares	Value

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	40,038	$303,264
OTP Bank Nyrt	16,006	577,079
Richter Gedeon Nyrt	8,007	193,808

		1,074,151

India — 4.4%
ABB India Ltd.	3,740	184,238
Adani Enterprises Ltd.	11,316	327,758
Adani Green Energy Ltd.(a)	15,430	183,424
Adani Ports & Special Economic Zone Ltd.	36,650	363,263
Adani Power Ltd.(a)	20,795	94,520
Ambuja Cements Ltd.	50,659	258,272
Apollo Hospitals Enterprise Ltd.	6,490	400,748
Ashok Leyland Ltd.	97,951	208,312
Asian Paints Ltd.	26,868	1,021,209
Astral Ltd.	8,065	185,203
AU Small Finance Bank Ltd.(b)	16,688	142,823
Aurobindo Pharma Ltd.	13,516	148,531
Avenue Supermarts Ltd., Series M(a)(b)	10,792	476,673
Axis Bank Ltd.	157,698	1,962,984
Bajaj Auto Ltd.	3,594	218,601
Bajaj Finance Ltd.	19,050	1,786,862
Bajaj Finserv Ltd.	22,763	420,838
Bajaj Holdings & Investment Ltd.	2,040	174,375
Balkrishna Industries Ltd.	5,542	170,351
Bandhan Bank Ltd.(b)	8,600	25,974
Bank of Baroda	88,968	228,444
Berger Paints India Ltd.	12,990	88,836
Bharat Electronics Ltd.	301,140	500,327
Bharat Forge Ltd.	25,709	337,397
Bharat Petroleum Corp. Ltd.	40,838	170,355
Bharti Airtel Ltd.	150,977	1,681,329
Britannia Industries Ltd.	8,920	487,122
CG Power & Industrial Solutions Ltd.	37,552	199,581
Cholamandalam Investment & Finance Co. Ltd.	23,818	348,394
Cipla Ltd.	34,393	490,512
Coal India Ltd.	119,356	423,311
Colgate-Palmolive India Ltd.	6,248	150,674
Container Corp. Of India Ltd.	29,519	253,932
Cummins India Ltd.	9,248	188,475
Dabur India Ltd.	37,975	251,622
Divi’s Laboratories Ltd.	6,662	301,365
DLF Ltd.	35,173	224,313
Dr Reddy’s Laboratories Ltd.	3,124	209,652
Dr Reddy’s Laboratories Ltd., ADR	4,517	302,052
Eicher Motors Ltd.	9,970	413,046
GAIL India Ltd.	119,551	178,801
Godrej Consumer Products Ltd.(a)	26,503	316,164
Godrej Properties Ltd.(a)	7,174	133,872
Grasim Industries Ltd.	15,713	366,607
Havells India Ltd.	16,163	269,661
HCL Technologies Ltd.	62,009	919,062
HDFC Asset Management Co. Ltd.(b)	5,697	181,452
HDFC Bank Ltd.	192,474	3,529,954
HDFC Life Insurance Co. Ltd.(b)	56,787	434,947
Hermitage PLC	10,732	248,641
Hero MotoCorp Ltd.	7,430	272,996
Hindalco Industries Ltd.	85,181	502,788
Hindustan Petroleum Corp. Ltd.(a)	28,641	87,914
Hindustan Unilever Ltd.	55,060	1,632,916
ICICI Bank Ltd.	299,006	3,425,652
ICICI Bank Ltd., ADR(c)	22,806	527,275

8

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
ICICI Lombard General Insurance Co. Ltd.(b)	20,946	$329,484
ICICI Prudential Life Insurance Co. Ltd.(b)	21,486	146,227
IDFC First Bank Ltd.(a)	216,699	248,182
Indian Hotels Co. Ltd.	45,695	225,602
Indian Oil Corp. Ltd.	147,688	161,534
Indian Railway Catering & Tourism Corp. Ltd.	14,747	120,661
Indraprastha Gas Ltd.	14,609	79,844
Info Edge India Ltd.	4,063	203,158
Infosys Ltd.	129,036	2,217,524
Infosys Ltd., ADR(c)	97,713	1,671,869
InterGlobe Aviation Ltd.(a)(b)	11,057	316,441
ITC Ltd.	211,171	1,128,292
Jindal Steel & Power Ltd.	22,828	191,975
Jio Financial Services Ltd.(a)	204,674	569,845
JSW Steel Ltd.	49,283	461,019
Jubilant Foodworks Ltd.	20,145	128,950
Kotak Mahindra Bank Ltd.	72,662	1,514,276
Larsen & Toubro Ltd.	28,501	1,035,523
Larsen & Toubro Ltd., GDR, Registered Shares(e)	18,237	660,508
LTIMindtree Ltd.(b)	5,587	349,083
Lupin Ltd.	11,830	166,577
Mahindra & Mahindra Ltd.	36,401	679,746
Mahindra & Mahindra Ltd., GDR	27,036	509,629
Marico Ltd.	30,883	208,497
Maruti Suzuki India Ltd.	9,879	1,259,566
Max Healthcare Institute Ltd.	56,163	383,650
Mphasis Ltd., Series R186	4,649	132,540
MRF Ltd.	105	135,495
Muthoot Finance Ltd.	8,240	124,052
Nestle India Ltd.	2,573	696,368
NTPC Ltd.	324,988	959,245
Oil & Natural Gas Corp. Ltd.	244,613	563,142
Page Industries Ltd.	367	171,935
Petronet LNG Ltd.	71,896	207,225
PI Industries Ltd.	5,213	216,522
Pidilite Industries Ltd.	9,792	287,195
Power Finance Corp. Ltd.	70,460	213,350
Power Finance Corp. Ltd.(a)	17,615	53,338
Power Grid Corp. of India Ltd.	317,289	761,588
REC Ltd.	79,062	273,109
Reliance Industries Ltd.	210,656	5,930,947
Samvardhana Motherson International Ltd.	100,972	116,314
SBI Cards & Payment Services Ltd.	14,099	134,076
SBI Life Insurance Co. Ltd.(b)	34,275	537,642
Shree Cement Ltd.	685	209,618
Shriram Finance Ltd.	20,162	465,284
Siemens Ltd.	4,979	219,814
Sona Blw Precision Forgings Ltd.(b)	24,858	174,293
SRF Ltd.	12,621	340,921
State Bank of India	68,771	493,989
State Bank of India, GDR, Registered Shares(e)	5,712	411,581
Sun Pharmaceutical Industries Ltd.	70,723	984,498
Supreme Industries Ltd.	4,238	210,340
Tata Consultancy Services Ltd.	61,863	2,619,414
Tata Consumer Products Ltd.	37,487	395,110
Tata Elxsi Ltd.	2,653	230,220
Tata Motors Ltd.	125,447	948,869
Tata Power Co. Ltd.	125,646	395,978
Tata Steel Ltd.	502,200	776,755
Tech Mahindra Ltd.	35,194	516,689
Titan Co. Ltd.	25,765	974,614
Torrent Pharmaceuticals Ltd.	5,320	123,442

Security	Shares	Value

India (continued)
Trent Ltd.	10,835	$270,816
Tube Investments of India Ltd.	9,358	335,827
TVS Motor Co. Ltd.	21,605	394,789
UltraTech Cement Ltd.	7,777	771,221
United Spirits Ltd.(a)	18,510	223,982
UPL Ltd.	44,913	332,568
Varun Beverages Ltd.	28,958	328,770
Vedanta Ltd.	46,448	123,813
Wipro Ltd.	88,277	429,905
Wipro Ltd., ADR(c)	13,184	63,811
Yes Bank Ltd.(a)	1,285,688	266,676
Zomato Ltd.(a)	349,646	425,869

		69,975,621

Indonesia — 0.6%
Adaro Energy Indonesia Tbk PT	1,157,300	212,878
Aneka Tambang Tbk	614,000	71,855
Astra International Tbk PT	1,374,600	552,121
Bank Central Asia Tbk PT	3,734,900	2,127,902
Bank Mandiri Persero Tbk PT	2,327,400	905,886
Bank Negara Indonesia Persero Tbk PT	405,600	270,549
Bank Rakyat Indonesia Persero Tbk PT	4,716,528	1,592,926
Barito Pacific Tbk PT	1,675,223	140,833
Charoen Pokphand Indonesia Tbk PT(a)	331,600	116,299
GoTo Gojek Tokopedia Tbk PT(a)	62,688,200	342,981
Indah Kiat Pulp & Paper Tbk PT	126,800	90,924
Indofood CBP Sukses Makmur Tbk PT	165,500	118,606
Indofood Sukses Makmur Tbk PT	261,000	111,729
Kalbe Farma Tbk PT	972,700	110,236
Merdeka Copper Gold Tbk PT(a)	1,022,478	189,953
Sarana Menara Nusantara Tbk PT	1,534,700	95,294
Semen Indonesia Persero Tbk PT	121,122	50,285
Sumber Alfaria Trijaya Tbk PT	840,800	161,033
Telkom Indonesia Persero Tbk PT	3,421,500	829,395
Unilever Indonesia Tbk PT	957,600	231,701
United Tractors Tbk PT	157,700	287,723
Vale Indonesia Tbk PT	377,500	137,602

		8,748,711

Ireland — 0.7%
AerCap Holdings NV(a)	11,716	734,242
AIB Group PLC	88,630	397,259
Bank of Ireland Group PLC	65,800	643,235
CRH PLC	48,666	2,683,158
Experian PLC	64,102	2,096,620
Flutter Entertainment PLC, Class DI(a)	12,315	2,008,950
James Hardie Industries PLC(a)	31,334	819,485
Kerry Group PLC, Class A	11,022	920,937
Kingspan Group PLC(a)	9,649	720,618
Smurfit Kappa Group PLC	18,263	606,693

		11,631,197

Isle of Man — 0.0%
Entain PLC	44,257	501,955

Israel — 0.4%
Azrieli Group Ltd.	4,108	210,876
Bank Hapoalim BM	81,986	730,462
Bank Leumi Le-Israel BM	94,925	786,534
Check Point Software Technologies Ltd.(a)(c)	6,706	893,776
CyberArk Software Ltd.(a)(c)	3,204	524,719
Elbit Systems Ltd.	1,437	284,822
Global-e Online Ltd.(a)	6,028	239,553
ICL Group Ltd.	53,347	294,374
Isracard Ltd.	1	2

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Israel Discount Bank Ltd., Class A	75,679	$410,191
Mizrahi Tefahot Bank Ltd.	8,958	325,308
Monday.com Ltd.(a)	2,013	320,510
Nice Ltd.(a)	4,499	767,344
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	73,921	753,994
Wix.com Ltd.(a)	3,589	329,470

		6,871,935

Italy — 1.4%
Amplifon SpA	6,732	199,274
Assicurazioni Generali SpA	68,163	1,391,370
Davide Campari-Milano NV	41,449	487,951
DiaSorin SpA	2,093	190,594
Enel SpA	540,893	3,317,157
Eni SpA	165,721	2,662,110
Ferrari NV	8,626	2,542,820
FinecoBank Banca Fineco SpA	45,991	555,354
Infrastrutture Wireless Italiane SpA(b)	18,163	215,820
Intesa Sanpaolo SpA	1,079,771	2,765,528
Mediobanca Banca di Credito Finanziario SpA	36,189	477,119
Moncler SpA	13,056	756,660
Nexi SpA(a)(b)	40,392	246,111
Poste Italiane SpA(b)	30,940	324,910
Prysmian SpA	15,715	630,773
Recordati Industria Chimica e Farmaceutica SpA	6,659	313,807
Snam SpA	144,704	678,990
Telecom Italia SpA(a)	791,287	246,775
Terna - Rete Elettrica Nazionale	103,939	781,771
UniCredit SpA	128,029	3,050,468

		21,835,362

Japan — 14.5%
Advantest Corp.(c)	51,600	1,439,305
Aeon Co. Ltd.(c)	47,300	936,923
AGC, Inc.	15,400	539,730
Aisin Corp.	8,600	324,951
Ajinomoto Co., Inc.	31,800	1,226,164
ANA Holdings, Inc.(a)	9,300	194,724
Asahi Group Holdings Ltd.	32,400	1,210,287
Asahi Intecc Co. Ltd.	13,000	233,069
Asahi Kasei Corp.	97,600	614,340
Astellas Pharma, Inc.	127,600	1,766,190
Azbil Corp.	6,700	204,681
Bandai Namco Holdings, Inc.	39,900	811,585
BayCurrent Consulting, Inc.	8,100	269,915
Bridgestone Corp.	39,800	1,550,924
Brother Industries Ltd.	16,500	265,783
Canon, Inc.	67,200	1,618,756
Capcom Co. Ltd.	12,600	453,495
Central Japan Railway Co.	46,500	1,130,786
Chiba Bank Ltd.	31,500	228,850
Chubu Electric Power Co., Inc.	39,200	499,012
Chugai Pharmaceutical Co. Ltd.	44,100	1,359,781
Concordia Financial Group Ltd.	61,900	281,987
CyberAgent, Inc.(c)	25,700	138,344
Dai Nippon Printing Co. Ltd.	12,600	327,829
Daifuku Co. Ltd.	25,000	471,915
Dai-ichi Life Holdings, Inc.	61,200	1,263,432
Daiichi Sankyo Co. Ltd.	124,400	3,405,736
Daikin Industries Ltd.	17,700	2,774,858
Daito Trust Construction Co. Ltd.	5,000	526,668
Daiwa House Industry Co. Ltd.	40,300	1,081,627
Daiwa House REIT Investment Corp.	130	229,365

Security	Shares	Value

Japan (continued)
Daiwa Securities Group, Inc.(c)	95,600	$551,283
Denso Corp.	120,800	1,938,342
Dentsu Group, Inc.	13,400	394,116
Disco Corp.	6,000	1,108,537
East Japan Railway Co.	21,000	1,201,765
Eisai Co. Ltd.	17,300	958,831
ENEOS Holdings, Inc.	184,300	725,430
FANUC Corp.	65,700	1,708,688
Fast Retailing Co. Ltd.	11,800	2,570,219
Fuji Electric Co. Ltd.	9,100	409,824
FUJIFILM Holdings Corp.	24,500	1,417,338
Fujitsu Ltd.	11,800	1,387,811
GLP J-REIT	508	454,055
GMO Payment Gateway, Inc.	2,400	130,953
Hakuhodo DY Holdings, Inc.(c)	14,000	114,997
Hamamatsu Photonics KK	8,600	361,662
Hankyu Hanshin Holdings, Inc.	16,100	549,342
Hikari Tsushin, Inc.	2,100	319,820
Hirose Electric Co. Ltd.	2,811	325,156
Hitachi Construction Machinery Co. Ltd.	6,400	194,213
Hitachi Ltd.	63,100	3,910,782
Honda Motor Co. Ltd.	311,100	3,499,779
Hoshizaki Corp.	10,000	347,143
Hoya Corp.	25,300	2,591,161
Hulic Co. Ltd.	24,000	215,204
Ibiden Co. Ltd.	6,700	355,370
Idemitsu Kosan Co. Ltd.(c)	16,649	381,680
Iida Group Holdings Co. Ltd.(c)	16,400	272,149
Inpex Corp.	65,300	979,391
Isuzu Motors Ltd.	35,400	445,035
ITOCHU Corp.	80,600	2,910,782
Japan Airlines Co. Ltd.	8,200	159,319
Japan Exchange Group, Inc.	30,800	570,610
Japan Metropolitan Fund Invest	418	271,095
Japan Post Bank Co. Ltd.	111,700	971,995
Japan Post Holdings Co. Ltd.	159,100	1,272,822
Japan Post Insurance Co. Ltd.(c)	10,400	174,911
Japan Real Estate Investment Corp.	78	303,946
Japan Tobacco, Inc.	80,300	1,847,545
JFE Holdings, Inc.(c)	30,300	443,722
JSR Corp.	12,300	329,976
Kajima Corp.	33,800	550,197
Kansai Electric Power Co., Inc.	45,300	627,158
Kao Corp.	33,400	1,237,971
Kawasaki Kisen Kaisha Ltd.(c)	7,600	259,357
KDDI Corp.	102,100	3,125,328
Keio Corp.	5,500	189,080
Keisei Electric Railway Co. Ltd.	7,700	266,715
Keyence Corp.	13,480	4,985,249
Kikkoman Corp.	8,600	450,750
Kintetsu Group Holdings Co. Ltd.	13,500	382,761
Kirin Holdings Co. Ltd.	58,800	823,226
Kobayashi Pharmaceutical Co. Ltd., Series R186	2,900	129,343
Kobe Bussan Co. Ltd.	9,400	220,068
Koei Tecmo Holdings Co. Ltd.	5,720	81,267
Koito Manufacturing Co. Ltd.	12,900	194,528
Komatsu Ltd.	64,600	1,742,334
Konami Group Corp.(c)	6,800	358,526
Kose Corp.	1,800	130,468
Kubota Corp.	74,500	1,095,956
Kurita Water Industries Ltd.	7,300	254,031
Kyocera Corp.	22,500	1,140,698

10

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kyowa Kirin Co. Ltd.	22,000	$382,511
Lasertec Corp.	5,100	793,113
Lixil Corp.(c)	23,700	275,435
M3, Inc.	31,500	571,370
Makita Corp.	13,100	323,035
Marubeni Corp.	98,000	1,527,648
MatsukiyoCocokara & Co.	21,000	376,173
Mazda Motor Corp.	33,800	383,782
McDonald’s Holdings Co. Japan Ltd.	5,200	198,688
MEIJI Holdings Co. Ltd.	19,400	482,169
MINEBEA MITSUMI, Inc.	21,700	353,559
MISUMI Group, Inc.	22,400	348,823
Mitsubishi Chemical Group Corp.	77,000	485,105
Mitsubishi Corp.	83,400	3,974,037
Mitsubishi Electric Corp.	135,300	1,671,558
Mitsubishi Estate Co. Ltd.	73,700	961,491
Mitsubishi HC Capital, Inc.	64,800	431,767
Mitsubishi Heavy Industries Ltd.	22,800	1,271,713
Mitsubishi UFJ Financial Group, Inc.	778,500	6,597,130
Mitsui & Co. Ltd.	88,300	3,202,636
Mitsui Chemicals, Inc.	11,000	284,989
Mitsui Fudosan Co. Ltd.	63,600	1,400,726
Mitsui OSK Lines Ltd.(c)	24,900	684,228
Mizuho Financial Group, Inc.	170,440	2,893,720
MonotaRO Co. Ltd.	18,200	194,034
MS&AD Insurance Group Holdings, Inc.	28,800	1,053,916
Murata Manufacturing Co. Ltd.	115,800	2,112,441
NEC Corp.	18,100	999,529
Nexon Co. Ltd.	25,000	446,716
NGK Insulators Ltd.	15,700	208,081
Nidec Corp.	27,000	1,246,683
Nintendo Co. Ltd.	70,000	2,908,706
Nippon Building Fund, Inc.	130	526,440
Nippon Express Holdings, Inc.	6,600	344,387
Nippon Paint Holdings Co. Ltd.	63,100	423,788
Nippon Sanso Holdings Corp.	9,300	220,191
Nippon Steel Corp.(c)	55,947	1,310,733
Nippon Telegraph & Telephone Corp.	2,045,000	2,420,533
Nippon Yusen KK(c)	34,700	900,979
Nissan Chemical Corp.	9,600	408,091
Nissan Motor Co. Ltd.	161,800	714,063
Nissin Foods Holdings Co. Ltd.	3,500	290,825
Nitori Holdings Co. Ltd.	5,700	635,524
Nitto Denko Corp.	9,800	642,639
Nomura Holdings, Inc.	195,700	783,667
Nomura Real Estate Holdings, Inc.	7,100	178,249
Nomura Real Estate Master Fund, Inc.	289	323,681
Nomura Research Institute Ltd.	25,543	663,906
NTT Data Corp.	49,200	658,362
Obayashi Corp.	36,900	324,715
Obic Co. Ltd.	4,500	681,842
Odakyu Electric Railway Co. Ltd.	18,100	270,446
Oji Holdings Corp.	61,000	256,640
Olympus Corp.	85,500	1,110,088
Omron Corp.	11,000	489,516
Ono Pharmaceutical Co. Ltd.	30,800	590,694
Open House Group Co. Ltd.	4,700	159,363
Oracle Corp.	2,000	148,150
Oriental Land Co. Ltd.	77,100	2,529,470
ORIX Corp.	77,300	1,443,376
Osaka Gas Co. Ltd.	21,600	355,426
Otsuka Corp.	6,700	283,467
Otsuka Holdings Co. Ltd.	27,800	987,041

Security	Shares	Value

Japan (continued)
Pan Pacific International Holdings Corp.	30,600	$642,201
Panasonic Holdings Corp.	155,700	1,757,506
Persol Holdings Co. Ltd.	106,000	172,167
Rakuten Group, Inc.	83,300	342,262
Recruit Holdings Co. Ltd.	97,000	2,967,716
Renesas Electronics Corp.(a)	84,500	1,290,733
Resona Holdings, Inc.	146,700	811,131
Ricoh Co. Ltd.	39,800	343,393
Rohm Co. Ltd.	20,000	375,985
SBI Holdings, Inc.	14,050	295,694
SCSK Corp.	12,100	210,961
Secom Co. Ltd.	15,100	1,024,396
Seiko Epson Corp.	25,800	405,178
Sekisui Chemical Co. Ltd.	40,900	588,426
Sekisui House Ltd.	39,700	790,087
Seven & i Holdings Co. Ltd.	51,700	2,024,064
SG Holdings Co. Ltd.	18,800	240,675
Sharp Corp.(a)	12,500	77,821
Shimadzu Corp.	15,000	397,879
Shimano, Inc.	4,900	655,838
Shimizu Corp.	31,400	218,113
Shin-Etsu Chemical Co. Ltd.	127,800	3,712,033
Shionogi & Co. Ltd.	19,100	851,945
Shiseido Co. Ltd.	25,800	904,139
Shizuoka Financial Group, Inc.	35,100	286,047
SMC Corp.	4,000	1,793,049
SoftBank Corp.	192,000	2,173,113
SoftBank Group Corp.	69,200	2,915,085
Sompo Holdings, Inc.	19,600	839,993
Sony Group Corp.	85,800	7,016,342
Square Enix Holdings Co. Ltd.	5,100	174,753
Subaru Corp.	40,300	783,612
SUMCO Corp.	22,300	290,189
Sumitomo Chemical Co. Ltd.	128,900	350,597
Sumitomo Corp.	72,500	1,446,949
Sumitomo Electric Industries Ltd.	43,500	524,041
Sumitomo Metal Mining Co. Ltd.	15,500	455,175
Sumitomo Mitsui Financial Group, Inc.	85,800	4,215,014
Sumitomo Mitsui Trust Holdings, Inc.	24,300	914,823
Sumitomo Realty & Development Co. Ltd.	17,500	454,327
Suntory Beverage & Food Ltd.	9,900	301,286
Suzuki Motor Corp.	26,600	1,069,878
Sysmex Corp.	12,500	593,965
T&D Holdings, Inc.	34,100	560,774
Taisei Corp.	10,500	369,558
Takeda Pharmaceutical Co. Ltd.	110,276	3,418,170
TDK Corp.	25,500	942,742
Terumo Corp.	44,900	1,188,541
TIS, Inc.	14,200	312,246
Tobu Railway Co. Ltd.	12,100	310,989
Toho Co. Ltd.	6,700	228,574
Tokio Marine Holdings, Inc.	121,200	2,806,227
Tokyo Electric Power Co. Holdings, Inc.(a)	119,500	533,048
Tokyo Electron Ltd.	32,700	4,466,566
Tokyo Gas Co. Ltd.	28,700	650,705
Tokyu Corp.	37,800	435,817
TOPPAN, Inc.	18,900	452,114
Toray Industries, Inc.	83,700	435,496
Tosoh Corp.	15,500	198,727
TOTO Ltd.	12,400	319,980
Toyota Industries Corp.	11,000	865,870
Toyota Motor Corp.(c)	722,430	12,960,629
Toyota Tsusho Corp.	14,500	852,832

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Trend Micro, Inc.	8,300	$314,183
Unicharm Corp.	28,200	997,088
USS Co. Ltd.	12,100	200,029
Welcia Holdings Co. Ltd.	5,000	86,345
West Japan Railway Co.	16,700	691,060
Yakult Honsha Co. Ltd.	15,600	378,876
Yamaha Corp.	12,000	327,739
Yamaha Motor Co. Ltd.	17,600	462,651
Yamato Holdings Co. Ltd.	16,300	265,302
Yaskawa Electric Corp.	14,500	522,160
Yokogawa Electric Corp.	20,700	399,525
Z Holdings Corp.	207,100	574,518
Zensho Holdings Co. Ltd.	6,200	269,232
ZOZO, Inc.	11,700	214,241

		230,535,761

Jordan — 0.0%
Hikma Pharmaceuticals PLC	9,731	247,101

Kuwait — 0.2%
Agility Public Warehousing Co. KSC(a)	132,937	239,415
Boubyan Bank KSCP	128,253	250,609
Gulf Bank KSCP	126,594	107,603
Kuwait Finance House KSCP	546,117	1,293,053
Mabanee Co. KPSC	63,085	168,223
Mobile Telecommunications Co. KSCP	139,288	219,217
National Bank of Kuwait SAKP	520,007	1,523,941

		3,802,061

Luxembourg — 0.1%
ArcelorMittal SA(a)	38,535	964,764
Eurofins Scientific SE	10,007	563,966
Reinet Investments SCA	7,155	157,103
Tenaris SA	28,432	449,111

		2,134,944

Macau — 0.0%
Sands China Ltd.(a)	175,600	533,996

Malaysia — 0.4%
AMMB Holdings Bhd	68,900	54,247
Axiata Group Bhd	165,600	87,770
CELCOMDIGI Bhd(c)	305,900	284,710
CIMB Group Holdings Bhd	394,000	455,165
Dialog Group Bhd	142,134	64,055
Gamuda Bhd	173,800	163,981
Genting Bhd	119,100	105,664
Genting Malaysia Bhd	106,100	56,413
Hong Leong Bank Bhd	38,840	161,187
Hong Leong Financial Group Bhd	7,000	26,388
IHH Healthcare Bhd	133,900	166,385
Inari Amertron Bhd	200,000	123,179
IOI Corp. Bhd	279,400	236,477
Kuala Lumpur Kepong Bhd	46,100	209,859
Malayan Banking Bhd	364,800	682,436
Malaysia Airports Holdings Bhd	105,000	159,448
Maxis Bhd(c)	144,000	123,788
MISC Bhd	83,600	125,948
MR DIY Group M Bhd(b)	18,200	5,846
Nestle Malaysia Bhd	4,200	113,157
Petronas Chemicals Group Bhd	199,900	305,536
Petronas Dagangan Bhd	22,000	104,863
Petronas Gas Bhd	73,500	263,615
PPB Group Bhd	38,320	126,339

Security	Shares	Value

Malaysia (continued)
Press Metal Aluminium Holdings Bhd	283,300	$283,651
Public Bank Bhd	1,009,700	872,361
QL Resources Bhd	80,400	93,495
RHB Bank Bhd	82,424	95,238
Sime Darby Bhd	159,000	74,712
Sime Darby Plantation Bhd	124,000	112,896
Telekom Malaysia Bhd	55,900	58,286
Tenaga Nasional Bhd	155,300	330,282

		6,127,377

Mexico — 0.7%
Alfa SAB de CV, Class A	179,985	117,115
America Movil SAB de CV, Series B	1,263,968	1,094,436
Arca Continental SAB de CV	33,779	306,788
Banco del Bajio SA(b)	40,056	125,977
Cemex SAB de CV, Series B(a)	965,190	629,707
Coca-Cola Femsa SAB de CV	33,012	259,095
Fibra Uno Administracion SA de CV	262,693	437,884
Fomento Economico Mexicano SAB de CV	130,793	1,428,422
Gruma SAB de CV, Series B, Class B	10,875	186,256
Grupo Aeroportuario del Pacifico SAB de CV, Class B	29,166	479,375
Grupo Aeroportuario del Sureste SAB de CV, Series WWW, Class B	19,672	481,497
Grupo Bimbo SAB de CV, Series A	89,258	430,323
Grupo Carso SAB de CV, Series A1	45,509	333,363
Grupo Financiero Banorte SAB de CV, Series B, Class O	173,457	1,454,242
Grupo Financiero Inbursa SAB de CV, Class O(a)	123,656	243,161
Grupo Mexico SAB de CV, Series B	222,186	1,051,678
Grupo Televisa SAB, Series CPO	120,983	73,517
Industrias Penoles SAB de CV(a)	18,447	217,469
Kimberly-Clark de Mexico SAB de CV, Class A	78,500	156,302
Operadora De Sites Mexicanos SAB de CV, Class A-1(c)	175,946	146,188
Orbia Advance Corp. SAB de CV	42,640	88,595
Promotora y Operadora de Infraestructura SAB de CV, Series B	14,276	127,601
Wal-Mart de Mexico SAB de CV	352,296	1,326,101

		11,195,092

Netherlands — 3.0%
ABN AMRO Bank NV(b)	27,646	390,709
Adyen NV(a)(b)	1,459	1,081,752
Aegon NV	106,840	514,938
Akzo Nobel NV	11,028	795,101
Argenx SE(a)	3,826	1,870,253
ASM International NV	3,193	1,333,373
ASML Holding NV(a)	27,837	16,389,034
ASR Nederland NV	10,665	399,054
BE Semiconductor Industries NV	5,144	503,116
Euronext NV(b)	5,123	356,351
EXOR NV	7,294	645,144
Ferrovial SE	37,883	1,157,590
Heineken Holding NV	7,674	578,322
Heineken NV	19,216	1,694,111
IMCD NV	3,295	416,602
ING Groep NV, Series N	249,626	3,290,087
JDE Peet’s NV	6,653	185,835
Koninklijke Ahold Delhaize NV	64,980	1,958,477
Koninklijke KPN NV	213,048	701,922
Koninklijke Philips NV(a)	65,659	1,310,045
NEPI Rockcastle NV	22,422	123,279

12

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
NN Group NV	17,149	$549,766
OCI NV	8,374	232,856
Prosus NV(a)	116,181	3,423,393
QIAGEN NV(a)	16,837	679,366
Randstad NV	8,768	484,398
Stellantis NV	150,347	2,878,908
Universal Music Group NV	54,834	1,430,957
Wolters Kluwer NV	17,319	2,096,905

		47,471,644

New Zealand — 0.2%
Auckland International Airport Ltd.	68,194	323,298
Fisher & Paykel Healthcare Corp. Ltd.	44,226	570,209
Mercury NZ Ltd.	41,047	149,982
Meridian Energy Ltd.	71,629	220,285
Spark New Zealand Ltd.	124,489	358,384
Xero Ltd.(a)	10,389	747,155

		2,369,313

Norway — 0.5%
Adevinta ASA(a)	26,769	263,721
Aker BP ASA	18,893	521,675
DNB Bank ASA	65,599	1,318,000
Equinor ASA	64,067	2,099,606
Gjensidige Forsikring ASA	19,245	282,391
Kongsberg Gruppen ASA	6,071	250,207
Mowi ASA	27,464	485,434
Norsk Hydro ASA	89,824	562,104
Orkla ASA	49,277	368,047
Salmar ASA	4,161	210,748
Telenor ASA	41,835	474,435
Yara International ASA	11,135	420,454

		7,256,822

Peru — 0.1%
Cia de Minas Buenaventura SAA, Series 20-A, ADR	16,186	137,905
Credicorp Ltd.	4,503	576,249
Southern Copper Corp.(c)	5,416	407,770

		1,121,924

Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	70,570	62,555
Ayala Corp.	13,480	148,369
Ayala Land, Inc.	546,400	283,922
Bank of the Philippine Islands	110,452	218,433
BDO Unibank, Inc.	189,638	474,639
International Container Terminal Services, Inc.	71,720	262,011
JG Summit Holdings, Inc.	164,265	110,400
Jollibee Foods Corp.	45,180	182,967
Manila Electric Co.	11,960	77,794
Metropolitan Bank & Trust Co.	96,987	92,474
PLDT, Inc.	6,295	130,557
SM Investments Corp.	19,572	291,608
SM Prime Holdings, Inc.	754,150	403,872
Universal Robina Corp.	97,550	204,992

		2,944,593

Poland — 0.2%
Allegro.eu SA(a)(b)	41,050	301,341
Bank Polska Kasa Opieki SA	11,016	253,321
CD Projekt SA	3,685	105,288
Cyfrowy Polsat SA(a)	41,521	114,639
Dino Polska SA(a)(b)	3,219	260,879
KGHM Polska Miedz SA	12,844	327,208

Security	Shares	Value

Poland (continued)
LPP SA	66	$195,886
mBank SA(a)	1,117	100,671
ORLEN SA	41,733	559,129
PGE Polska Grupa Energetyczna SA(a)	38,915	66,544
Powszechna Kasa Oszczednosci Bank Polski SA(a)	55,727	440,843
Powszechny Zaklad Ubezpieczen SA	49,824	470,613
Santander Bank Polska SA(a)	2,017	165,585

		3,361,947

Portugal — 0.1%
EDP - Energias de Portugal SA	195,762	813,968
Galp Energia SGPS SA	28,251	418,457
Jeronimo Martins SGPS SA	20,803	467,198

		1,699,623

Qatar — 0.3%
Barwa Real Estate Co.	109,970	77,866
Commercial Bank PSQC, Series R186	197,122	291,910
Dukhan Bank	164,731	179,397
Industries Qatar QSC	97,136	365,432
Masraf Al Rayan QSC	333,614	204,009
Mesaieed Petrochemical Holding Co.	245,102	124,867
Ooredoo QPSC	63,062	184,899
Qatar Electricity & Water Co. QSC	34,989	168,141
Qatar Fuel QSC	23,217	105,070
Qatar Gas Transport Co. Ltd.	132,108	134,841
Qatar International Islamic Bank QSC	98,028	258,114
Qatar Islamic Bank SAQ	112,710	573,759
Qatar National Bank QPSC	296,104	1,250,831

		3,919,136

Russia(d) — 0.0%
Alrosa PJSC(a)	189,683	20
Gazprom PJSC(a)	621,256	64
Inter RAO UES PJSC(a)	2,890,341	300
LUKOIL PJSC	21,213	2
Magnit PJSC	2,975	—
Magnit PJSC, GDR, Registered Shares(a)	2	—
MMC Norilsk Nickel PJSC(a)	3,587	—
Mobile TeleSystems PJSC	50,446	5
Moscow Exchange MICEX-Rates PJSC(a)	63,850	7
Novatek PJSC	44,130	5
Novolipetsk Steel PJSC(a)	58,207	6
Ozon Holdings PLC, ADR(a)	2,417	—
PhosAgro PJSC	2,583	1
PhosAgro PJSC, GDR, Registered Shares(a)(e)	1	—
Polymetal International PLC(a)	13,797	1
Polyus PJSC(a)	2,382	—
Rosneft Oil Co. PJSC	71,604	7
Sberbank of Russia PJSC	588,148	61
Severstal PAO(a)	10,830	1
Surgutneftegas PJSC	413,786	43
Tatneft PJSC	79,440	8
TCS Group Holding PLC, Class A, GDR, Registered Shares(a)(e)	6,905	1
United Co. RUSAL International PJSC(a)	172,792	18
VK Co. Ltd., GDR, Registered Shares(a)	5,177	1
VTB Bank PJSC(a)	186,510,000	19
X5 Retail Group NV, GDR, Registered Shares(a)	9,876	1
Yandex NV, Class A(a)	16,115	2

		573

Saudi Arabia — 1.2%
ACWA Power Co.	6,847	356,819

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Advanced Petrochemical Co.	7,524	$80,533
Al Rajhi Bank	131,723	2,386,364
Alinma Bank	64,687	576,589
Almarai Co. JSC	14,947	253,611
Arab National Bank	60,072	384,415
Arabian Internet & Communications Services Co.	2,209	188,491
Bank AlBilad	38,760	437,525
Bank Al-Jazira(a)	25,089	112,461
Banque Saudi Fransi	38,664	376,503
Bupa Arabia for Cooperative Insurance Co.	3,951	219,122
Co. for Cooperative Insurance	4,904	164,755
Dallah Healthcare Co.	3,678	139,845
Dar Al Arkan Real Estate Development Co.(a)	26,789	112,716
Dr Sulaiman Al Habib Medical Services Group Co.	6,945	436,463
Elm Co.	1,339	278,479
Etihad Etisalat Co.	28,661	340,452
Jarir Marketing Co.	44,780	173,129
Mobile Telecommunications Co. Saudi Arabia	32,501	114,043
Mouwasat Medical Services Co.	5,276	144,631
Nahdi Medical Co.	3,386	130,230
National Industrialization Co.(a)	29,825	101,054
Power & Water Utility Co. for Jubail & Yanbu	8,132	136,015
Rabigh Refining & Petrochemical Co.(a)	40,456	116,854
Riyad Bank	93,636	693,310
SABIC Agri-Nutrients Co.	17,212	610,848
Sahara International Petrochemical Co.	27,239	275,061
Saudi Arabian Mining Co.(a)	90,400	973,222
Saudi Arabian Oil Co.(b)	179,224	1,669,666
Saudi Aramco Base Oil Co.	1,818	72,137
Saudi Basic Industries Corp.	63,443	1,396,969
Saudi British Bank	72,703	669,028
Saudi Electricity Co.	60,072	305,696
Saudi Industrial Investment Group	31,619	200,549
Saudi Investment Bank	42,308	178,335
Saudi Kayan Petrochemical Co.(a)	43,107	143,760
Saudi National Bank	197,584	1,728,770
Saudi Research & Media Group(a)	2,197	96,353
Saudi Tadawul Group Holding Co.	3,018	155,434
Saudi Telecom Co.	140,884	1,412,903
Savola Group	12,960	124,643
Yanbu National Petrochemical Co.	12,736	141,436

		18,609,219

Singapore — 0.9%
BOC Aviation Ltd.(b)	12,300	85,696
CapitaLand Ascendas REIT	261,551	524,586
CapitaLand Integrated Commercial Trust	361,823	488,286
Capitaland Investment Ltd.	169,500	382,995
City Developments Ltd.	53,700	259,150
DBS Group Holdings Ltd.	121,884	2,993,427
Genting Singapore Ltd.	370,000	228,415
Grab Holdings Ltd., Class A(a)	139,196	492,754
Jardine Cycle & Carriage Ltd.	6,600	153,874
JOYY, Inc., ADR(c)	2,689	102,478
Keppel Corp. Ltd.	87,100	432,523
Mapletree Logistics Trust	200,049	245,247
Mapletree Pan Asia Commercial Trust	231,900	242,021
Oversea-Chinese Banking Corp. Ltd.(c)	226,249	2,115,892
Sea Ltd., Class A, ADR(a)(c)	24,033	1,056,250
Seatrium Ltd.(a)	3,437,106	336,082
Sembcorp Industries Ltd.	59,600	221,526
Singapore Airlines Ltd.(c)	113,799	536,814

Security	Shares	Value

Singapore (continued)
Singapore Exchange Ltd.	42,100	$299,500
Singapore Technologies Engineering Ltd.(c)	93,300	266,264
Singapore Telecommunications Ltd.	545,000	964,701
United Overseas Bank Ltd.	81,300	1,693,325
UOL Group Ltd.	52,300	244,637

		14,366,443

South Africa — 1.0%
Absa Group Ltd.	64,230	591,930
African Rainbow Minerals Ltd.	7,134	64,088
Anglo American Platinum Ltd.	2,604	97,190
Anglo American PLC	90,732	2,491,464
Aspen Pharmacare Holdings Ltd.(c)	20,407	185,189
Bid Corp. Ltd.(c)	22,557	503,054
Bidvest Group Ltd.(c)	15,555	224,102
Capitec Bank Holdings Ltd.	5,473	494,874
Clicks Group Ltd.	17,239	235,498
Discovery Ltd.(a)	46,452	336,508
Exxaro Resources Ltd.(c)	14,243	129,674
FirstRand Ltd.	354,258	1,192,935
Gold Fields Ltd.	60,163	652,094
Growthpoint Properties Ltd.	267,079	148,818
Harmony Gold Mining Co. Ltd.	48,026	180,333
Impala Platinum Holdings Ltd.	62,435	325,233
Kumba Iron Ore Ltd.	2,943	70,691
MTN Group Ltd.	104,721	624,164
Naspers Ltd., N Shares	13,531	2,164,810
Nedbank Group Ltd.(c)	34,652	370,299
Northam Platinum Holdings Ltd.	18,042	109,412
Old Mutual Ltd.	280,861	178,897
OUTsurance Group Ltd.	85,253	192,535
Pepkor Holdings Ltd.(b)	96,071	87,296
Remgro Ltd.	36,445	285,843
Sanlam Ltd.	134,038	465,001
Sasol Ltd.	44,217	606,977
Shoprite Holdings Ltd.(c)	30,051	380,666
Sibanye Stillwater Ltd.(c)	196,087	301,031
Standard Bank Group Ltd.	97,139	942,570
Vodacom Group Ltd.	34,946	195,201
Woolworths Holdings Ltd.	55,517	198,889

		15,027,266

South Korea — 3.2%
Amorepacific Corp.	1,902	171,868
BGF retail Co. Ltd.	426	44,535
Celltrion Healthcare Co. Ltd.	7,843	366,106
Celltrion Pharm, Inc.(a)	782	38,712
Celltrion, Inc.	7,202	743,153
CJ CheilJedang Corp.	487	110,550
CosmoAM&T Co. Ltd.(a)	1,424	156,794
Coway Co. Ltd.	4,594	140,248
DB Insurance Co. Ltd.	4,648	307,975
Doosan Bobcat, Inc.	2,907	109,722
Doosan Enerbility Co. Ltd.(a)	30,236	367,677
Ecopro BM Co. Ltd.	3,294	615,329
Ecopro Co. Ltd.	1,332	884,170
F&F Co. Ltd.	980	81,982
GS Holdings Corp.	2,934	86,567
Hana Financial Group, Inc.	17,811	557,991
Hankook Tire & Technology Co. Ltd.	4,552	133,151
Hanmi Pharm Co. Ltd.	246	54,530
Hanon Systems	6,705	46,751
Hanwha Aerospace Co. Ltd.	2,293	177,450

14

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hanwha Ocean Co. Ltd.(a)	5,941	$135,568
Hanwha Solutions Corp.(a)	6,589	145,272
HD Hyundai Co. Ltd.	2,110	103,627
HLB, Inc.(a)	8,095	179,460
HMM Co. Ltd.	17,458	210,582
Hotel Shilla Co. Ltd.	1,174	73,473
HYBE Co. Ltd.(a)	1,064	187,265
Hyundai Engineering & Construction Co. Ltd.	4,660	125,023
Hyundai Glovis Co. Ltd.	1,004	137,032
Hyundai Heavy Industries Co. Ltd.(a)	2,021	181,247
Hyundai Mipo Dockyard Co. Ltd.(a)	2,258	138,437
Hyundai Mobis Co. Ltd.	3,755	668,309
Hyundai Motor Co.	9,247	1,307,562
Hyundai Steel Co.	9,174	258,067
Industrial Bank of Korea	29,927	248,328
JYP Entertainment Corp.	1,895	157,355
Kakao Corp.	23,415	764,186
Kakao Games Corp.(a)	1,768	33,326
KakaoBank Corp.	13,451	232,783
Kakaopay Corp.(a)	3,033	91,448
Kangwon Land, Inc.	4,062	45,452
KB Financial Group, Inc.	27,797	1,133,753
Kia Corp.	18,725	1,127,063
Korea Aerospace Industries Ltd.	4,371	157,770
Korea Electric Power Corp.(a)	17,450	231,993
Korea Investment Holdings Co. Ltd.	1,996	78,372
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	2,539	208,671
Korea Zinc Co. Ltd.	695	260,335
Korean Air Lines Co. Ltd.	17,628	283,800
Krafton, Inc.(a)	2,584	288,425
KT Corp.	2,142	52,744
KT&G Corp.	6,221	397,287
Kumho Petrochemical Co. Ltd.	1,183	117,383
L&F Co. Ltd.	2,173	277,323
LG Chem Ltd.	3,316	1,214,108
LG Corp.	5,548	344,875
LG Display Co. Ltd.(a)	23,043	223,645
LG Electronics, Inc.	6,594	492,027
LG Energy Solution Ltd.(a)	3,123	1,101,352
LG H&H Co. Ltd.	839	276,794
LG Innotek Co. Ltd.	809	146,588
LG Uplus Corp.	19,172	147,220
Lotte Chemical Corp.	1,038	105,383
Lotte Energy Materials Corp.	1,243	36,534
Meritz Financial Group, Inc.	8,901	364,274
Mirae Asset Securities Co. Ltd.	9,107	43,502
NAVER Corp.	9,316	1,392,879
NCSoft Corp.	1,351	222,119
Netmarble Corp.(a)(b)	1,410	43,909
NH Investment & Securities Co. Ltd.	5,312	40,209
Orion Corp.	2,474	235,826
Pan Ocean Co. Ltd.	24,785	90,748
Pearl Abyss Corp.(a)	1,729	59,634
POSCO Future M Co. Ltd.	2,049	542,058
POSCO Holdings, Inc.	4,911	1,934,781
Posco International Corp.	3,269	171,741
Samsung Biologics Co. Ltd.(a)(b)	1,133	571,924
Samsung C&T Corp.	5,348	426,398
Samsung Electro-Mechanics Co. Ltd.	4,480	455,232
Samsung Electronics Co. Ltd.	328,281	16,595,953
Samsung Engineering Co. Ltd.(a)	13,081	292,715

Security	Shares	Value

South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	1,715	$329,839
Samsung Heavy Industries Co. Ltd.(a)	57,945	336,160
Samsung Life Insurance Co. Ltd.	4,523	235,290
Samsung SDI Co. Ltd.	3,765	1,422,840
Samsung SDS Co. Ltd.	2,432	243,570
Samsung Securities Co. Ltd.	2,723	74,085
Shinhan Financial Group Co. Ltd.	28,668	754,489
SK Biopharmaceuticals Co. Ltd.(a)	2,896	184,915
SK Bioscience Co. Ltd.(a)	1,588	79,921
SK Hynix, Inc.	36,837	3,118,792
SK IE Technology Co. Ltd.(a)(b)	2,047	111,837
SK Innovation Co. Ltd.(a)	4,383	480,905
SK Square Co. Ltd.(a)	9,598	301,343
SK, Inc.	2,218	239,825
SKC Co. Ltd.	1,153	64,733
S-Oil Corp.	2,657	155,398
Woori Financial Group, Inc.	41,683	377,860
Yuhan Corp.	3,218	180,640

		51,498,852

Spain — 1.6%
Acciona SA	1,476	187,976
ACS Actividades de Construccion y Servicios SA	15,114	543,344
Aena SME SA(b)	4,988	750,582
Amadeus IT Group SA	31,073	1,876,892
Banco Bilbao Vizcaya Argentaria SA	405,540	3,282,006
Banco Santander SA	1,094,243	4,166,953
CaixaBank SA	274,190	1,092,371
Cellnex Telecom SA(b)	37,724	1,312,116
Corp. ACCIONA Energias Renovables SA	4,048	104,267
EDP Renovaveis SA	21,451	351,312
Enagas SA	8,450	139,928
Endesa SA	25,032	509,437
Grifols SA , Class A(a)	24,792	321,103
Iberdrola SA	416,378	4,656,958
Industria de Diseno Textil SA	73,361	2,729,913
Naturgy Energy Group SA	8,829	240,194
Redeia Corp. SA	20,753	326,472
Repsol SA	92,065	1,514,378
Telefonica SA	372,692	1,522,574

		25,628,776

Sweden — 1.8%
Alfa Laval AB	17,055	584,268
Assa Abloy AB, Class B	67,407	1,464,658
Atlas Copco AB, A Shares	179,536	2,411,288
Atlas Copco AB, B Shares	108,315	1,266,748
Beijer Ref AB, Class B	29,241	307,652
Boliden AB	21,352	612,734
Epiroc AB, Class A	41,269	783,585
Epiroc AB, Class B	22,861	365,714
EQT AB	26,542	522,956
Essity AB, Class B	38,053	820,698
Evolution AB(b)	12,435	1,254,806
Fastighets AB Balder, Class B, B Shares(a)	48,678	218,214
Getinge AB, B Shares	19,404	340,974
H & M Hennes & Mauritz AB, B Shares	45,837	649,978
Hexagon AB, Class B, B Shares	136,821	1,164,447
Holmen AB, B Shares	6,309	245,232
Husqvarna AB, B Shares	22,734	173,487
Industrivarden AB, A Shares	10,903	287,503
Industrivarden AB, C Shares(c)	8,323	219,320
Indutrade AB	17,623	325,477
Investment AB Latour, B Shares	13,660	240,086

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Investor AB, B Shares	117,948	$2,258,057
L E Lundbergforetagen AB, B Shares	6,442	268,607
Lifco AB, Class B, B Shares	13,222	231,297
Nibe Industrier AB, Class B, B Shares	102,627	670,949
Saab AB, Class B	6,068	308,834
Sagax AB, Class B	11,719	222,608
Sandvik AB	74,235	1,365,950
Securitas AB, B Shares	38,094	301,214
Skandinaviska Enskilda Banken AB, Class A	100,969	1,203,738
Skanska AB, B Shares	21,743	357,032
SKF AB, B Shares	27,027	448,690
Svenska Cellulosa AB SCA, Class B	38,142	522,245
Svenska Handelsbanken AB, A Shares	94,444	840,352
Swedbank AB, A Shares	63,370	1,164,830
Swedish Orphan Biovitrum AB(a)(c)	16,257	332,175
Tele2 AB, B Shares	45,059	344,588
Telefonaktiebolaget LM Ericsson, B Shares	202,156	984,855
Telia Co. AB	158,189	326,296
Volvo AB, Class A, A Shares	13,043	270,858
Volvo AB, Class B, B Shares	104,179	2,145,841
Volvo Car AB, Class B(a)	44,422	179,680

		29,008,521

Switzerland — 6.5%
ABB Ltd., Registered Shares	109,721	3,916,291
Adecco Group AG, Registered Shares	9,228	379,023
Alcon, Inc.	33,606	2,593,287
Bachem Holding AG	2,994	220,834
Baloise Holding AG, Registered Shares	3,620	524,090
Banque Cantonale Vaudoise, Registered Shares	2,388	249,886
Barry Callebaut AG, Registered Shares	287	456,400
BKW AG	1,298	228,502
Chocoladefabriken Lindt & Spruengli AG	67	744,540
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	7	766,470
Cie Financiere Richemont SA, Class A, Registered Shares	34,715	4,227,705
Clariant AG, Registered Shares	14,711	231,943
Coca-Cola HBC AG, Class DI	15,096	412,781
DSM-Firmenich AG	11,755	993,331
Dufry AG, Registered Shares(a)	6,282	238,502
EMS-Chemie Holding AG, Registered Shares	578	391,681
Geberit AG, Registered Shares	2,314	1,153,940
Givaudan SA, Registered Shares	639	2,080,476
Helvetia Holding AG, Registered Shares	2,687	375,343
Holcim AG, Registered Shares	37,587	2,405,903
Julius Baer Group Ltd.	13,632	872,555
Kuehne and Nagel International AG, Registered Shares	3,897	1,107,257
Logitech International SA, Registered Shares	10,181	700,436
Lonza Group AG, Registered Shares	5,290	2,446,874
Nestle SA, Registered Shares	182,508	20,659,175
Novartis AG, Registered Shares	140,351	14,333,856
Partners Group Holding AG	1,651	1,853,403
Roche Holding AG	50,282	13,777,672
Schindler Holding AG	2,550	507,960
Schindler Holding AG, Registered Shares	1,579	303,813
SGS SA	9,526	799,475
SIG Group AG	20,650	508,721
Sika AG, Registered Shares	9,781	2,478,121
Sonova Holding AG, Registered Shares	3,689	873,100
STMicroelectronics NV	45,683	1,969,991
Straumann Holding AG, Registered Shares	7,845	998,503

Security	Shares	Value

Switzerland (continued)
Swatch Group AG	1,960	$501,999
Swatch Group AG, Registered Shares	3,146	153,648
Swiss Life Holding AG, Registered Shares	1,981	1,232,535
Swiss Prime Site AG, Registered Shares	4,610	422,040
Swiss Re AG	20,865	2,142,843
Swisscom AG, Registered Shares	1,742	1,034,382
Temenos AG, Registered Shares	3,799	265,703
UBS Group AG, Registered Shares(c)	225,863	5,563,500
VAT Group AG(b)	1,658	591,646
Zurich Insurance Group AG	10,006	4,578,299

		103,268,435

Taiwan — 4.1%
Accton Technology Corp.	40,000	613,687
Acer, Inc.	179,504	202,261
Advantech Co. Ltd.	28,769	308,047
ASE Technology Holding Co. Ltd.	228,343	779,440
Asia Cement Corp.	138,233	170,284
Asustek Computer, Inc.	54,220	616,972
AUO Corp.	391,200	198,812
Catcher Technology Co. Ltd.	45,000	254,673
Cathay Financial Holding Co. Ltd.	690,622	953,602
Chailease Holding Co. Ltd.	93,943	527,512
Chang Hwa Commercial Bank Ltd.	294,541	157,499
Cheng Shin Rubber Industry Co. Ltd.	90,436	119,138
China Airlines Ltd.	228,000	149,990
China Development Financial Holding Corp.(a)	910,191	332,738
China Steel Corp.	818,638	640,615
Chunghwa Telecom Co. Ltd.	258,000	927,348
Compal Electronics, Inc.	237,000	225,840
CTBC Financial Holding Co. Ltd.	1,283,601	975,247
Delta Electronics, Inc.	130,000	1,309,350
E Ink Holdings, Inc.	58,000	323,407
E.Sun Financial Holding Co. Ltd.	1,053,005	791,595
Eclat Textile Co. Ltd.	12,303	185,644
eMemory Technology, Inc.	7,000	439,486
Eva Airways Corp.	170,000	156,833
Evergreen Marine Corp. Taiwan Ltd.	57,055	205,187
Far Eastern New Century Corp.	207,607	185,156
Far EasTone Telecommunications Co. Ltd.	142,000	319,840
Feng TAY Enterprise Co. Ltd.	24,996	141,869
First Financial Holding Co. Ltd.	691,867	569,341
Formosa Chemicals & Fibre Corp.	218,360	416,093
Formosa Petrochemical Corp.	112,000	279,630
Formosa Plastics Corp.	244,040	603,284
Fubon Financial Holding Co. Ltd.	501,558	944,297
Giant Manufacturing Co. Ltd.	21,761	120,158
Gigabyte Technology Co. Ltd.	34,000	298,853
Global Unichip Corp.	7,000	298,073
Globalwafers Co. Ltd.	12,000	169,186
Hon Hai Precision Industry Co. Ltd.	833,800	2,687,533
Hotai Motor Co. Ltd.	18,360	373,128
Hua Nan Financial Holdings Co. Ltd.	517,220	328,664
Innolux Corp.	536,908	218,986
Inventec Corp.	168,470	256,845
Largan Precision Co. Ltd.	8,000	529,988
Lite-On Technology Corp.	156,816	592,044
MediaTek, Inc.	101,255	2,314,979
Mega Financial Holding Co. Ltd.	837,630	979,169
Micro-Star International Co. Ltd.	37,000	188,231
momo.com, Inc.	8,140	127,161
Nan Ya Plastics Corp.	355,790	734,004
Nan Ya Printed Circuit Board Corp.	12,000	99,453

16

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Nanya Technology Corp.	56,000	$114,124
Nien Made Enterprise Co. Ltd.	9,000	86,405
Novatek Microelectronics Corp.	42,000	551,527
Parade Technologies Ltd.	4,000	122,432
Pegatron Corp.	116,000	275,392
PharmaEssentia Corp.(a)	15,000	156,255
Pou Chen Corp.	247,000	219,470
Powerchip Semiconductor Manufacturing Corp.	231,000	190,468
President Chain Store Corp.	40,000	325,174
Quanta Computer, Inc.	195,000	1,459,402
Realtek Semiconductor Corp.	28,240	346,742
Ruentex Development Co. Ltd.	97,478	106,380
Shanghai Commercial & Savings Bank Ltd.	301,075	403,665
Shin Kong Financial Holding Co. Ltd.(a)	784,499	225,528
SinoPac Financial Holdings Co. Ltd.	637,596	343,919
Synnex Technology International Corp.	142,500	283,019
Taishin Financial Holding Co. Ltd.	795,025	441,183
Taiwan Business Bank	412,672	168,892
Taiwan Cement Corp.	488,240	503,148
Taiwan Cooperative Financial Holding Co. Ltd.	621,564	493,197
Taiwan High Speed Rail Corp.	140,000	129,961
Taiwan Mobile Co. Ltd.	102,800	301,368
Taiwan Semiconductor Manufacturing Co. Ltd.	1,687,000	27,508,615
Unimicron Technology Corp.	102,000	550,317
Uni-President Enterprises Corp.	351,950	764,949
United Microelectronics Corp.	793,000	1,113,504
Vanguard International Semiconductor Corp.	63,000	133,133
Voltronic Power Technology Corp.	4,000	196,988
Walsin Lihwa Corp.	185,100	211,366
Wan Hai Lines Ltd.	39,215	58,753
Winbond Electronics Corp.	163,000	128,122
Wistron Corp.	172,000	544,700
Wiwynn Corp.	6,000	279,784
WPG Holdings Ltd.	102,448	192,422
Yageo Corp.	22,909	373,046
Yang Ming Marine Transport Corp.	110,000	154,993
Yuanta Financial Holding Co. Ltd.	605,584	470,426
Zhen Ding Technology Holding Ltd.	37,710	115,128

		65,385,069

Thailand — 0.5%
Advanced Info Service PCL, NVDR	91,200	569,541
Airports of Thailand PCL, NVDR(a)	253,500	485,000
Asset World Corp. PCL, NVDR	606,100	64,687
B Grimm Power PCL, NVDR	88,000	69,344
Bangkok Dusit Medical Services PCL, NVDR	832,200	609,503
Bangkok Expressway & Metro PCL, NVDR	553,100	125,775
Banpu PCL, NVDR	493,700	108,220
Berli Jucker PCL, NVDR	120,700	101,661
BTS Group Holdings PCL, NVDR	513,400	105,499
Bumrungrad Hospital PCL, NVDR	28,700	210,725
Central Pattana PCL, NVDR	187,300	324,271
Central Retail Corp. PCL, NVDR	103,400	109,709
Charoen Pokphand Foods PCL, NVDR	204,000	115,851
CP ALL PCL, NVDR	384,600	637,814
CP Axtra PCL, NVDR	165,700	146,405
Delta Electronics Thailand PCL, NVDR	236,100	533,683
Electricity Generating PCL, NVDR(c)	23,800	78,993
Energy Absolute PCL, NVDR	98,300	137,253
Global Power Synergy PCL, NVDR	42,200	51,692
Gulf Energy Development PCL, NVDR	253,100	315,536
Home Product Center PCL, NVDR	339,932	116,416

Security	Shares	Value

Thailand (continued)
Indorama Ventures PCL, NVDR	97,000	$69,061
Intouch Holdings PCL, NVDR	41,000	82,828
Kasikornbank PCL, NVDR	29,700	102,513
Krung Thai Bank PCL, NVDR	285,275	148,498
Krungthai Card PCL, NVDR	23,800	28,706
Land & Houses PCL, NVDR	601,300	128,577
Minor International PCL, NVDR	317,180	271,338
Muangthai Capital PCL, NVDR	57,700	56,741
Osotspa PCL, NVDR	81,600	55,904
PTT Exploration & Production PCL, NVDR	106,822	498,447
PTT Global Chemical PCL, NVDR	115,068	108,515
PTT Oil & Retail Business PCL, NVDR	346,800	177,752
PTT PCL, NVDR(c)	597,700	548,182
Ratch Group PCL, NVDR	65,000	56,152
SCB X PCL, NVDR(c)	41,800	117,423
SCG Packaging PCL, NVDR	143,200	149,777
Siam Cement PCL, NVDR	60,700	500,463
Thai Oil PCL, NVDR	51,600	71,105
TMBThanachart Bank PCL, NVDR	3,318,800	156,431
True Corp. PCL, NVDR	268,725	52,187

		8,398,178

Turkey — 0.2%
Akbank TAS	213,323	259,850
Aselsan Elektronik Sanayi Ve Ticaret A/S	93,534	139,018
BIM Birlesik Magazalar A/S	37,151	371,659
Eregli Demir ve Celik Fabrikalari TAS, Registered Shares(a)	95,722	155,042
Ford Otomotiv Sanayi A/S	4,907	151,227
Haci Omer Sabanci Holding A/S	71,332	155,162
Hektas Ticaret TAS(a)	79,603	77,951
KOC Holding A/S	53,193	284,341
Sasa Polyester Sanayi AS(a)	92,041	165,092
Tofas Turk Otomobil Fabrikasi A/S	8,740	94,071
Turk Hava Yollari AO(a)	33,173	292,798
Turkcell Iletisim Hizmetleri A/S(a)	84,603	164,153
Turkiye Is Bankasi A/S, Class C	228,364	213,868
Turkiye Petrol Rafinerileri A/S	67,360	390,244
Turkiye Sise ve Cam Fabrikalari A/S	96,380	191,714

		3,106,190

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	203,805	479,959
Abu Dhabi Islamic Bank PJSC	109,255	334,929
Abu Dhabi National Oil Co. for Distribution PJSC	160,418	163,779
Aldar Properties PJSC	327,410	513,543
Americana Restaurants International PLC	167,650	187,137
Dubai Islamic Bank PJSC	174,226	277,519
Emaar Properties PJSC	407,535	891,864
Emirates NBD Bank PJSC	121,454	588,581
Emirates Telecommunications Group Co. PJSC	237,613	1,322,282
First Abu Dhabi Bank PJSC	313,117	1,159,476
Multiply Group PJSC(a)	229,732	250,241

		6,169,310

United Kingdom — 8.7%
3i Group PLC	65,092	1,638,407
Abrdn PLC	126,751	239,482
Admiral Group PLC	17,148	495,571
Anglogold Ashanti PLC	29,334	471,297
Ashtead Group PLC	29,711	1,801,752
Associated British Foods PLC, Series 20B	23,283	584,958
AstraZeneca PLC	105,506	14,231,115
Auto Trader Group PLC(b)	58,215	437,425

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Aviva PLC	176,663	$836,174
BAE Systems PLC	205,353	2,495,417
Barclays PLC	1,096,075	2,112,606
Barratt Developments PLC	64,968	348,334
Berkeley Group Holdings PLC	6,612	330,200
BP PLC	1,163,848	7,502,088
British American Tobacco PLC	146,166	4,589,419
BT Group PLC	466,025	661,784
Bunzl PLC	23,957	853,199
Burberry Group PLC	28,042	649,871
Centrica PLC	412,760	776,365
CNH Industrial NV	64,212	779,510
Coca-Cola Europacific Partners PLC	14,562	909,834
Compass Group PLC	117,350	2,856,484
Croda International PLC	8,990	536,987
DCC PLC, Series A	6,340	354,974
Diageo PLC	156,345	5,764,142
Endeavour Mining PLC	13,326	257,244
GSK PLC	283,925	5,137,280
Haleon PLC	394,910	1,636,936
Halma PLC	28,285	666,415
Hargreaves Lansdown PLC	26,614	250,304
HSBC Holdings PLC	1,349,303	10,558,813
Imperial Brands PLC	62,667	1,271,288
Informa PLC	92,353	843,318
InterContinental Hotels Group PLC	10,906	806,545
Intertek Group PLC	9,743	487,238
J Sainsbury PLC	105,979	326,365
JD Sports Fashion PLC	138,342	251,302
Johnson Matthey PLC	14,779	292,584
Kingfisher PLC	157,619	427,874
Land Securities Group PLC	44,431	318,483
Legal & General Group PLC	400,847	1,081,619
Lloyds Banking Group PLC, Series L	4,496,892	2,416,604
London Stock Exchange Group PLC	28,649	2,871,370
M&G PLC	147,658	353,776
Melrose Industries PLC	90,172	514,016
Mondi PLC	29,293	488,661
National Grid PLC	256,101	3,062,801
NatWest Group PLC	374,794	1,072,119
Next PLC	7,829	694,367
Ocado Group PLC(a)	41,160	299,270
Pearson PLC	45,043	475,237
Pepco Group NV(a)	15,565	71,904
Persimmon PLC	23,234	304,284
Phoenix Group Holdings PLC	43,508	254,982
Prudential PLC	197,760	2,125,787
Reckitt Benckiser Group PLC	49,858	3,516,023
RELX PLC	131,229	4,427,655
Rentokil Initial PLC	174,213	1,293,464
Rolls-Royce Holdings PLC(a)	599,405	1,606,035
Sage Group PLC	75,737	911,412
Schroders PLC	71,983	355,687
Segro PLC	80,289	702,050
Severn Trent PLC	16,765	483,760
Shell PLC	455,395	14,433,388
Smith & Nephew PLC	58,129	721,414
Smiths Group PLC	22,773	448,354
Spirax-Sarco Engineering PLC	5,069	586,753
SSE PLC	72,317	1,417,147
St. James’s Place PLC	43,844	442,340
Standard Chartered PLC	157,975	1,452,979

Security	Shares	Value

United Kingdom (continued)
Taylor Wimpey PLC, Series L	211,225	$301,245
Tesco PLC	472,466	1,519,679
Unilever PLC	171,242	8,470,792
United Utilities Group PLC	45,859	529,901
Vodafone Group PLC	1,543,017	1,446,423
Whitbread PLC	12,320	518,584
Wise PLC, Class A(a)	48,296	402,758
WPP PLC	68,894	613,798

		138,477,822

United States — 0.0%
Brookfield Renewable Corp., Class A	7,825	187,293
Legend Biotech Corp., ADR(a)(c)	5,213	350,157

		537,450

Total Common Stocks — 97.6% (Cost: $1,278,398,530)		1,553,767,469

Preferred Securities

Preferred Stocks — 0.9%

Brazil — 0.4%
Banco Bradesco SA	374,510	1,065,441
Centrais Eletricas Brasileiras SA	8,083	64,885
Cia Energetica de Minas Gerais	132,834	327,953
Gerdau SA	66,123	317,424
Itau Unibanco Holding SA	329,309	1,782,634
Itausa SA	318,928	574,211
Petroleo Brasileiro SA	318,802	2,196,994

		6,329,542

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA Class B	10,224	607,244

Colombia — 0.0%
Bancolombia SA	28,795	191,117

Germany — 0.3%
Bayerische Motoren Werke AG	3,552	330,622
Dr Ing hc F Porsche AG(b)	7,114	667,486
Henkel AG & Co. KGaA	11,526	820,760
Porsche Automobil Holding SE	9,993	491,550
Sartorius AG	1,834	621,165
Volkswagen AG	13,868	1,593,424

		4,525,007

Russia — 0.0%
Surgutneftegas PJSC(d)	376,618	39

South Korea — 0.2%
Hyundai Motor Co., Preference Shares,	2,998	234,481
LG Chem Ltd.	671	154,378
Samsung Electronics Co. Ltd.	55,341	2,229,493

		2,618,352

Total Preferred Securities — 0.9% (Cost: $12,869,177)		14,271,301

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 11/17/23, Strike Price BRL 47.13)	448	1,426

18

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile — 0.0%
Banco de Credito e Inversiones SA, (Expires 10/28/23, Strike Price CLP 22,000.00)	433	$363

Republic of Korea — 0.0%
CosmoAM&T Co. Ltd., (Expires 11/14/23, Strike Price KRW 122,800.00)	74	1,459
Hanwha Ocean Co., Ltd., (Expires 11/16/23, Strike Price KRW 21,850.00)	1,961	13,224

		14,683

Total Rights — 0.0% (Cost: $ — )		16,472

Warrants

Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	1,354	—

Total Warrants — 0.0% (Cost: $ — )		—

Total Long-Term Investments — 98.5% (Cost: $1,291,267,707)		1,568,055,242

Short-Term Securities

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(f)(g)(h)	53,803,158	53,819,299
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(f)(g)	17,235,635	17,235,635

Total Short-Term Securities — 4.4% (Cost: $71,053,080)		71,054,934

Total Investments — 102.9% (Cost: $1,362,320,787)		1,639,110,176

Liabilities in Excess of Other Assets — (2.9)%		(46,599,539)

Net Assets — 100.0%		$1,592,510,637

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Master Portfolio.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$85,600,096	$—		$(31,777,941	)(a)	$9,110	$(11,966)	$53,819,299	53,803,158	$226,438	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	17,235,635	(a)	—		—	—	17,235,635	17,235,635	500,162		—

						$9,110	$(11,966)	$71,054,934		$726,600		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSE 60 Index Mini	43	12/14/23	$1,862	$(35,570)
MSCI EAFE Index	149	12/15/23	15,209	(245,705)
MSCI Emerging Markets Index	141	12/15/23	6,736	(106,753)

				$(388,028)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$81,289,355	$—	$81,289,355
Austria	—	1,817,761	—	1,817,761
Belgium	219,517	7,896,067	—	8,115,584
Brazil	17,620,207	7,985	—	17,628,192
Canada	118,863,658	—	—	118,863,658
Chile	827,075	1,363,132	—	2,190,207
China	11,503,200	119,734,195	—	131,237,395
Colombia	284,997	—	—	284,997
Czech Republic	529,544	110,485	—	640,029
Denmark	—	32,884,904	—	32,884,904
Egypt	—	139,587	—	139,587
Finland	—	11,124,021	—	11,124,021
France	—	117,246,752	—	117,246,752
Germany	—	78,665,540	—	78,665,540
Greece	480,510	1,435,353	—	1,915,863
Hong Kong	—	24,881,254	—	24,881,254
Hungary	193,808	880,343	—	1,074,151
India	4,132,765	65,842,856	—	69,975,621
Indonesia	161,033	8,587,678	—	8,748,711

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Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Ireland	$734,242	$10,896,955	$—	$11,631,197
Isle of Man	—	501,955	—	501,955
Israel	3,062,022	3,809,913	—	6,871,935
Italy	—	21,835,362	—	21,835,362
Japan	198,688	230,337,073	—	230,535,761
Jordan	—	247,101	—	247,101
Kuwait	1,523,941	2,278,120	—	3,802,061
Luxembourg	157,103	1,977,841	—	2,134,944
Macau	—	533,996	—	533,996
Malaysia	1,335,996	4,791,381	—	6,127,377
Mexico	11,195,092	—	—	11,195,092
Netherlands	309,114	47,162,530	—	47,471,644
New Zealand	323,298	2,046,015	—	2,369,313
Norway	—	7,256,822	—	7,256,822
Peru	1,121,924	—	—	1,121,924
Philippines	140,349	2,804,244	—	2,944,593
Poland	—	3,361,947	—	3,361,947
Portugal	—	1,699,623	—	1,699,623
Qatar	1,121,842	2,797,294	—	3,919,136
Russia	—	—	573	573
Saudi Arabia	1,814,240	16,794,979	—	18,609,219
Singapore	1,651,482	12,714,961	—	14,366,443
South Africa	5,376,098	9,651,168	—	15,027,266
South Korea	—	51,498,852	—	51,498,852
Spain	—	25,628,776	—	25,628,776
Sweden	—	29,008,521	—	29,008,521
Switzerland	—	103,268,435	—	103,268,435
Taiwan	—	65,385,069	—	65,385,069
Thailand	—	8,398,178	—	8,398,178
Turkey	316,319	2,789,871	—	3,106,190
United Arab Emirates	2,488,086	3,681,224	—	6,169,310
United Kingdom	1,393,594	137,084,228	—	138,477,822
United States	537,450	—	—	537,450
Preferred Securities
Preferred Stocks
South Korea	—	2,618,352	—	2,618,352
Brazil	6,329,542	—	—	6,329,542
Chile	—	607,244	—	607,244
Colombia	191,117	—	—	191,117
Russia	—	—	39	39
Germany	—	4,525,007	—	4,525,007
Rights
Brazil	1,426	—	—	1,426
Chile	363	—	—	363
Republic of Korea	—	14,683	—	14,683
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	71,054,934	—	—	71,054,934

	$267,194,576	$1,371,914,988	$612	$1,639,110,176

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(388,028)	$—	$—	$(388,028)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

CD	Certificate of Deposit

Portfolio Abbreviation (continued)

CPO	Certificates of Participation (Ordinary)

CVA	Certificaten Van Aandelen (Dutch Certificate)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2023	Total International ex U.S. Index Master Portfolio

Portfolio Abbreviation (continued)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

SRF	State Revolving Fund

22